As filed with Securities and Exchange Commission on December 17, 1999

Securities Act Registration No. 33-_____
Investment Company Act No.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 x
Pre-Effective Amendment No._____
Post-Effective Amendment No.___
__________________

Smith Barney World Funds, Inc. - International Equity Portfolio
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York 10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney World Funds, Inc. - International Equity Portfolio
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)
_____________________

Copies to:
John E. Baumgardner, Jr., Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
_______________

Approximate Date of Proposed Public Offering:
As soon as possible after the effective date of this Registration
Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.

TITLE OF SECURITIES BEING REGISTERED:
Shares of Beneficial Interest ($.001 par value) of the
Smith Barney World Funds, Inc. - International Equity Portfolio
___________________

     The Registrant has registered an indefinite amount of securities under the
Securities Act of 1933 pursuant to Section 24(f) under the Investment
Company
Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).



PART A
INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS


A SPECIAL NOTICE TO SHAREHOLDERS OF
          SMITH BARNEY WORLD FUNDS - INTERNATIONAL BALANCED PORTFOLIO


                            Your Vote is Important

Dear Shareholder:

   The Board of Directors of Smith Barney World Funds, Inc. has recently reviewed and unanimously endorsed a proposal for a reorganization of the International Balanced Portfolio (the "Balanced Portfolio") of Smith Barney World Funds which it judges to be in the best interests of Balanced Portfolio's shareholders.

   Under the terms of the proposal, the International Equity Portfolio of Smith Barney World Funds ("Equity Portfolio") would acquire all or substantially all of the assets and liabilities of the Balanced Portfolio. With your approval, the Balanced Portfolio will be liquidated and you will become a shareholder of the Equity Portfolio. You will receive shares of the Equity Portfolio with an aggregate value equivalent to the aggregate net asset value of your investment in the Balanced Portfolio at the time of the transaction.

     Here are some facts about the merger and the Equity Portfolio that will be useful to you as you vote for this transaction:

 .  There will be no cost to you to become a shareholder of the Equity Portfolio.

 . In the opinion of counsel, this transaction will be free from federal income taxes to you, the Balanced Portfolio and the Equity Portfolio.

 . You will be able to redeem your shares of the Equity Portfolio for cash without any redemption fees or required holding period.

 . Shares of the Equity Portfolio are priced on each day the fund is open for business and you may redeem all or a part of your shares at the then-current net asset value per share.

 . As a shareholder of the Equity Portfolio, you will have the ability to exchange your shares of the fund for shares of the same class of other funds within that fund complex.

 . The same portfolio managers who currently manage the Balanced Portfolio also manage the Equity Portfolio.

                 SPECIAL MEETING OF SHAREHOLDERS: YOUR VOTE IS
                                   IMPORTANT

   To consider this transaction, we have called a Special Meeting of Shareholders to be held on April 7, 2000. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

   Detailed information about the proposed transaction is described in the enclosed proxy statement. On behalf of the Board of Directors, I thank you for your participation as a share-holder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.

   If you have any questions regarding the proposed transaction, please feel free to call your Smith Barney Financial Consultant who will be pleased to assist you.

   IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.




                                         Sincerely,

                                         Heath B. McLendon
                                         Chairman of the Board



February 21, 2000

          SMITH BARNEY WORLD FUNDS - INTERNATIONAL BALANCED PORTFOLIO
                             388 Greenwich Street
                           New York, New York 10013
                              ___________________

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To Be Held on April 7, 2000


   Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the International Balanced Portfolio of Smith Barney World Funds ("Acquired Fund") will be held at 388 Greenwich Street, 26th Floor, New York, New York on April 7, 2000, commencing at 4:00 p.m. for the following purposes:

   1. To approve or disapprove the Plan of Reorganization dated as of February 21, 2000 providing for (i) the acquisition of all or substantially all of the assets of the Acquired Fund by Smith Barney World Funds, Inc. - International Equity Portfolio ("Acquiring Fund") in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund, (ii) the distribution of such shares of the Acquiring Fund to shareholders of the Acquired Fund in liquidation of the Acquired Fund and (iii) the subsequent dissolution of the Acquired Fund.

   2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

      The Board of Directors of the Acquired Fund has fixed the close of business on January 31, 2000 as the record date for the determination of shareholders of the Acquired Fund entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof.

   Your vote is important regardless of the size of your holdings in the Acquired Fund. Whether or not you plan to attend the meeting, we ask that you please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope that needs no postage if mailed in the continental United States. Instructions for the proper execution of proxies are set forth on the inside cover.


                                By Order of the Board of Directors

                                Christina T. Sydor, Esq.
                                Secretary

February 21, 2000


        YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID
                     THE EXPENSE OF FURTHER SOLICITATION.

                     INSTRUCTIONS FOR SIGNING PROXY CARDS

   The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Fund involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration                                Valid Signatures
------------                                ----------------

Corporate Accounts
(1) ABC Corp.........................       ABC Corp.
(2) ABC Corp.........................       John Doe, Treasurer
(3) ABC Corp.........................
    c/o John Doe, Treasurer..........       John Doe
(4) ABC Corp. Profit Sharing Plan....       John Doe, Trustee

Trust Accountants
(1) ABC Trust........................       Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee
    u/t/d 12/28/78...................       Jane B. Doe

Custodian or Estate Accounts
(1) John B. Smith, Cust.
    f/b/o John B. Smith, Jr. UGMA....       John B. Smith
(2) Estate of John B. Smith..........       John B. Smith, Jr., Executor

   PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 21, 2000

                          Acquisition of the Assets of

                        INTERNATIONAL BALANCED PORTFOLIO
                       a separate investment portfolio of
                            SMITH BARNEY WORLD FUNDS
                              388 Greenwich Street
                            New York, New York 10013
                                 (800) ___-____

                        By and in Exchange for Shares of

                         INTERNATIONAL EQUITY PORTFOLIO
                       a separate investment portfolio of
                            SMITH BARNEY WORLD FUNDS
                              388 Greenwich Street
                            New York, New York 10013
                                 (800) ___-____

This Prospectus/Proxy Statement is being furnished to shareholders of the International Balanced Portfolio (the "Acquired Fund") of Smith Barney World Funds in connection with a proposed plan of reorganization to be submitted to shareholders of the Acquired Fund for consideration at a Special Meeting of Shareholders to be held on April 7, 2000 at 4:00 p.m. (the "Meeting"), at the offices of Salomon Smith Barney Inc. ("Salomon Smith Barney") located at 388 Greenwich Street, 26th Floor, New York, New York 10013, or any adjournment or adjournments thereof.

The plan provides for all or substantially all of the assets of the Acquired Fund to be acquired by the International Equity Portfolio (the "Acquiring Fund") of Smith Barney World Funds in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund (hereinafter referred to as the "Reorganization"). (The Acquiring Fund and the Acquired Fund are sometimes referred to hereinafter as the "Funds" and individually as a "Fund.") Shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund and thereafter the Acquired Fund would be terminated. As a result of the proposed Reorganization, each shareholder of the Acquired Fund will receive that number of shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund immediately prior to the Reorganization. Holders of Class A shares of the Acquired Fund will receive Class A shares of the Acquiring Fund, and no sales charge will be imposed on the Class A shares of the Acquiring Fund received by the Acquired Fund Class A shareholders. Holders of Class B, Class L or Class Y shares of the Acquired Fund will receive Class B, Class L or Class Y shares, respectively, of the Acquiring Fund. No contingent deferred sales charge ("CDSC") will be imposed on Class B or Class L shares of the Acquiring Fund upon consummation of the Reorganization.

However, any CDSC which is applicable to a shareholder's investment will continue to apply, and in calculating the applicable CDSC payable upon the subsequent redemption of Class B or Class L shares of the Acquiring Fund, the period during which an Acquired Fund shareholder held Class B or Class L shares of the Acquired Fund will be counted. This transaction is structured to be tax-free for federal income tax purposes to shareholders and to both the Acquiring Fund and the Acquired Fund.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

The Acquiring Fund is a separate investment portfolio of Smith Barney World Funds, an open-end, diversified management investment company, whose investment objective is to seek total return on its assets from growth of capital and income. The Acquired Fund is a separate investment portfolio of Smith Barney World Funds, an open-end, non-diversified management investment company, whose investment objective is to provide a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers.

SSB Citi Fund Management LLC, 388 Greenwich Street, New York, New York 10013 (the "Manager"), serves as investment manager to both the Acquiring Fund and the Acquired Fund. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings, Inc. which, in turn, is a wholly owned subsidiary of Citigroup Inc.

The investment policies of the Acquiring Fund are generally similar to those of the Acquired Fund. Certain differences in the investment policies of the Acquiring Fund and the Acquired Fund, however, are described under "Investment Objectives and Policies" in this Prospectus/Proxy Statement.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated February 21, 2000, relating to this Prospectus/Proxy Statement and the Reorganization, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by contacting a Salomon Smith Barney Financial Consultant. The Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus.

1. The Prospectus of Smith Barney World Funds Inc. - International Equity Portfolio dated February 28, 1999 is incorporated in its entirety by reference and a copy accompanies this Proxy Statement/Prospectus.

2. The Prospectus of Smith Barney World Funds - International Balanced Portfolio dated February 28, 1999 is incorporated in its entirety by reference and a copy accompanies this Proxy Statement/Prospectus.

3. The Annual Report of Smith Barney World Funds - International Equity Portfolio dated October 31, 1999, is incorporated in its entirety by reference and a copy accompanies this Proxy Statement/Prospectus.

Also accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Plan of Reorganization (the "Plan") for the proposed transaction. Any term not defined herein shall have the meaning assigned to it in the accompanying prospectus of the Acquiring Fund.

                               TABLE OF CONTENTS


                                                        PAGE
                                                        ----
   ADDITIONAL MATERIALS..............................     xx
   FEE TABLES........................................     xx
   SUMMARY...........................................     xx
   PRINCIPAL RISK FACTORS............................     xx
   INFORMATION ABOUT THE REORGANIZATION..............     xx
   INFORMATION ABOUT THE ACQUIRING FUND..............     xx
   INFORMATION ABOUT THE ACQUIRED FUND...............     xx
   VOTING INFORMATION................................     xx
   OTHER BUSINESS....................................     xx
   EXHIBIT A:  PLAN OF REORGANIZATION................     A-1

                              ADDITIONAL MATERIALS

The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated February 21, 2000 relating to this Prospectus/Proxy Statement and the Reorganization, will be sent (without charge) to all shareholders requesting a copy of such Statement of Additional Information.

1. Statement of Additional Information of Smith Barney World Funds - International Equity Portfolio dated February 28, 1999.

2. Annual Report of Smith Barney World Funds - International Balanced Portfolio for the fiscal year ended October 31, 1999.

                                  FEE TABLES

Following are tables showing the current costs and expenses of the Acquired Fund and the Acquiring Fund and the pro forma costs and expenses expected to be incurred by the Acquiring Fund after giving effect to the Reorganization, each based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption.

                              CLASS A SHARES
                                                   Acquired       Acquiring
                                                     Fund           Fund
--------------------------------------------------------------------------------

    Shareholder Transaction Expenses:
    Maximum sales charge imposed on
     purchases (as a percentage of
     offering price)......................          5.00%           5.00%*
    Maximum CDSC (as a percentage of
     original cost or redemption
     proceeds, whichever is lower)........          None**          None**
    Annual Operating Expenses:
     (as a percentage of average net
     assets)
    Management fees.......................          0.85%           0.85%
    12b- 1 fees...........................          0.25            0.25
    Other expenses***.....................          0.69            0.18
                                                    ----            ----

    Total Operating Expenses..............          1.79%           1.28%
                                                    ====            ====
_________________

* The sales charge imposed on purchases will be waived with regard to the Acquiring Fund's exchange of its shares for the Acquired Fund's assets; you will not pay any sales charge in connection with your receipt of the Acquiring Fund's Class A shares pursuant to the reorganization.

** You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. However, if you receive Class A shares pursuant to the Reorganization, you may redeem those shares at any time and you will not have to pay any deferred sales charge.

*** "Other expenses" for shares of the Acquired Fund and the Class A shares of the Acquiring Fund are based on expenses for the fiscal year ended October 31, 1998.

                                              CLASS B SHARES
                                                    Acquired         Acquiring
                                                      Fund              Fund
--------------------------------------------------------------------------------

   Shareholder Transaction Expenses:
   Maximum sales charge imposed on
     purchases (as a percentage of
     offering price)......................             None              None
   Maximum CDSC (as a percentage of
     original cost or redemption
     proceeds, whichever is lower)........             5.00%*            5.00%*
   Annual Operating Expenses:
    (as a percentage of average net
    assets)
   Management fees........................             0.85%             0.85%
   12b- 1 fees............................             1.00%             1.00%
   Other expenses**.......................             0.67%             0.24%
                                                      ------            ------

    Total Operating Expenses..............             2.52%             2.09%
                                                      ======            ======
_________________

* If you receive Class B shares pursuant to the Reorganization, you may redeem those shares at any time and you will not have to pay any deferred sales charge.

** "Other expenses" for Class B shares of the Acquired Fund and the Acquiring Fund are based on expenses for the fiscal year ended October 31, 1998.

                                     CLASS L SHARES*
                                            Acquired         Acquiring
                                              Fund              Fund
-------------------------------------------------------------------------

    Shareholder Transaction Expenses:
    Maximum sales charge imposed on
      purchases (as a percentage of
      offering price)......................    1.00%             1.00%
    Maximum CDSC (as a percentage of
      original cost or redemption
      proceeds, whichever is lower)........    1.00%**           1.00%**
    Annual Operating Expenses:
      (as a percentage of average net
      assets)
    Management fees.......................     0.85%             0.85%
    12b- 1 fees...........................     1.00%             1.00%
    Other expenses***.....................     0.73%             0.22%
                                               -----             -----

    Total Operating Expenses..............     2.58%             2.07%
                                               =====             =====
_________________

* Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


** If you receive Class L shares pursuant to the Reorganization, you may redeem those shares at any time and you will not have to pay any deferred sales charge.

*** "Other expenses" for Class L shares of the Acquired Fund and the Acquiring Fund are based on expenses for the fiscal year ended October 31, 1998.

                                       CLASS Y SHARES
                                            Acquired         Acquiring
                                              Fund              Fund
-------------------------------------------------------------------------

  Shareholder Transaction Expenses:
  Maximum sales charge imposed on
    purchases (as a percentage of
    offering price).......................       None              None


  Maximum CDSC (as a percentage of
    original cost or redemption
    proceeds, whichever is lower).........       None              None

  Annual Operating Expenses:
    (as a percentage of average net
    assets)
  Management fees.......................         0.85%             0.85%
  12b- 1 fees...........................         None              None
  Other expenses**......................         0.69%             0.07%
                                                 ----              ----

  Total Operating Expenses..............         1.54%             0.92%
                                                 ====              ====
_________________
* "Other expenses" for Class Y shares of the Acquired Fund have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended October 31, 1998 and "Other expenses" for the Acquiring Fund are based on expenses for the fiscal year ended October 31, 1998.

Example

This example helps you compare the costs of investing in the Acquiring Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .   You invest $10,000 in the fund for the period shown.
 .   You redeem all of your shares at the end of each period.
 .   Your investment has a 5% return each year.
 .   You reinvest all distributions and dividends without a sales charge.
 .   The fund's operating expenses remain the same.

Number of years you own your shares:


                                               1 Year       3 Years      5 Years     10 Years*
--------------------------------------------------------------------------------------------------


Class A
 Acquired Fund...........................         $673        $1035        $1421        $2500
 Acquiring Fund..........................          624          886         1167         1968


Class B
 Acquired Fund...........................         $755        $1085        $1440        $2669
 Acquiring Fund..........................          712          955         1224         2227


Class L
 Acquired Fund...........................         $459        $ 894        $1457        $2986
 Acquiring Fund..........................          408          742         1202         2476

Class Y
Acquired Fund                                     $157        $ 486        $ 839        $1834
Acquiring Fund                                      94          293          509         1131

_________________

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

   This example should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

                                    SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Plan of Reorganization, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A, the accompanying Prospectus of the Acquiring Fund dated February 28, 1999, the Prospectus of the Acquired Fund dated February 28, 1999 and the Statement of Additional Information of the Smith Barney World Funds dated February 28, 1999.

Proposed Reorganization. The Plan provides for the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund. The Plan also calls for the distribution of shares of the Acquiring Fund to the Acquired Fund's shareholders in liquidation of the Acquired Fund. (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization.") As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of that number of full and fractional shares of the Acquiring Fund having an aggregate value equal to the aggregate net asset value of the shareholder's shares of the Acquired Fund as of the close of business on the date that the Acquired Fund's assets are exchanged for shares of the Acquiring Fund. (Shareholders of Class A, Class B, Class L or Class Y shares of the Acquired Fund will receive Class A, Class B, Class L or Class Y shares, respectively, of the Acquiring Fund.) See "Information About the Reorganization
- Plan of Reorganization."

For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of Smith Barney World Funds, including the Directors of Smith Barney World Funds who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have concluded that the Reorganization would be in the best interests of the shareholders of the Acquired Fund and that the interests of the Acquired Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Reorganization and therefore has submitted the Plan for approval by the Acquired Fund's shareholders. The Board of Directors of the Acquiring Fund has reached similar conclusions with respect to the Acquiring Fund and has also approved the Reorganization in respect of the Acquiring Fund.

Approval of the Reorganization will require the affirmative vote of a majority, as defined in the 1940 Act, of the outstanding shares of the Acquired Fund, which is the lesser of: (i) 67% of the voting securities of the Acquired Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or
(ii) more than 50% of the outstanding voting securities of the Acquired Fund. For purposes of voting with respect to the Reorganization, the Class A, Class B, Class L and Class Y shares of the Acquired Fund will vote together as a single class. See "Voting Information."

Tax Consequences. Prior to completion of the Reorganization, the Funds will have received an opinion of counsel that, upon the Reorganization and the transfer of the assets of the Acquired Fund, no gain or loss will be recognized by the Acquired Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Acquired Fund immediately prior to the Reorganization.

Investment Objectives and Policies. The Acquiring Fund and the Acquired Fund have generally similar investment objectives, policies and restrictions. The Acquiring Fund is an open-end, diversified management investment company whose investment objective is total return on its assets from growth of capital and income. The Acquired Fund is a portfolio of Smith Barney World Funds, an open-end, non-diversified management investment company, whose investment objective is to provide a competitive total return on its assets from growth of capital and income through a portfolio invested primarily in securities of established non-U.S. issuers. For a discussion of the differences between the investment policies of the Acquiring Fund and the Acquired Fund, see "Comparison of Investment Objectives and Policies."

However, despite the similar investment objectives, there are some differences between the investment policies that the two funds pursue to fulfill their investment objectives. The primary differences between the funds' investment policies relate to the fact that the Acquiring Fund invests primarily in equity securities of foreign companies, while the Acquired Fund also invests in the debt securities of foreign issuers, consisting primarily of foreign government obligations, but also including corporate bonds. The manager of the Acquired Fund selects investments for either their capital appreciation or income potential, attempting to achieve a balance between equity and debt securities so that neither normally comprises more than 70%, or less than 30% of its assets. The manager may vary its allocation, depending on the manager's assessment of current economic and market conditions.

The final material difference between the investment policies of the funds stems from the fact that the Acquired Fund is a non-diversified investment company and the Acquiring Fund is a diversified investment company. In order to be classified as a diversified investment company, the Acquiring Fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of one issuer (except U.S. Government securities) or own more than 10% of the outstanding voting securities of any one issuer. As a non-diversified fund, the Acquired Fund is not subject to these restrictions. However, both funds intend to conduct their operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the funds of any liability for federal income tax to the extent their earnings are distributed to shareholders. To qualify as a regulated investment company, both funds will, among other things, limit their investments so that, at the close of each quarter of their taxable year (1) not more than 25% of the market value of the funds' total assets will be invested in the securities of a single issuer and (2) with respect to 50% of the market value of its total assets, not more than 5% of the market value of either funds' total assets will be invested in the securities of a single issuer.

Purchase and Redemption Procedures. The purchase and redemption procedures available to shareholders of the Acquiring Fund are identical to those of the Acquired Fund. Purchase of shares of the Acquiring Fund and the Acquired Fund may be made through a Salomon Smith Barney, Inc. ("SalomonSmithBarney") Financial Consultant or a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (a "Dealer Representative"). Class A shares of both the Acquiring Fund and the Acquired Fund are sold subject to a maximum initial sales charge of 5.00% of the public offering price. Class A shares of either Fund may be purchased at a reduced sales charge or at net asset value, determined by aggregating the dollar amount of a new purchase and the total asset value of all Class A shares of Funds offered by Salomon Smith Barney held by such person that are exchangeable with Class A shares of either Fund and applying the (reduced) sales charge applicable to such aggregate. Purchases of Class A shares of both Funds, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value, with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months. Class B shares of both Funds may be purchased without an initial sales charge but are subject to a CDSC of 5.00% payable upon certain redemptions. The charge is reduced over time and there is no CDSC after six years.

Class L shares of both Funds are sold with an initial sales charge of 1.00% and are subject to a CDSC if shares are redeemed within one year of purchase. Class L shares are also subject to higher ongoing expenses than Class A shares. Class Y shares of both Funds are sold without an initial sales charge or CDSC. Class Y shares of the Acquiring Fund are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares of the Acquired Fund are available only to investors meeting an initial investment minimum of $15,000,000. As of January 31, 2000 (the "Record Date"), no Class Y shares of the Acquired Fund were outstanding. Further, the Acquiring Fund is authorized to issue a fifth class of shares, Class Z shares, exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates. As of the date hereof, the Acquiring Fund has not sold any Class Z shares. The Acquired Fund does not offer Class Z shares.

Class A shares of both the Acquiring and the Acquired Fund may be redeemed at their respective net asset values per share next determined without charge, except as set forth in the preceding paragraph. Class B shares of both Funds may be redeemed at their net asset value per share, subject to a maximum CDSC of 5.00% of the lower of original cost or redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. Class L shares of both Funds may be redeemed at their net asset value per share, subject to a CDSC of 1.00% if such shares are redeemed during the first 12 months following their purchase. Shares of both Funds held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. All other shares may be redeemed through a Salomon Smith Barney Financial Consultant, Dealer Representative or by forwarding a written request for redemption to Smith Barney World Funds, Inc./[name of fund]; Class A, B, L or Y (please specify); c/o First Data Investor Services Group, Inc., P.O. Box 5128, Westborough, MA 01581-5128. See "Redeeming Shares" in the accompanying Prospectus of the Acquiring Fund.

Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expenses it bears, both the Acquiring Fund and the Acquired Fund have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, each fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the funds' average daily net assets attributable to the Class A shares. The service fee is primarily used to pay Salomon Smith Barney Financial Consultants for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee accrued daily and paid monthly calculated at the annual rate of 1.00% of the funds' average daily net assets with respect to Class B shares and Class L shares. The distribution fee is used to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses. For each of the other funds, the Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of such fund's average net assets attributable to the shares of the respective Class.

Payments under each 12b-1 Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The Board of Directors will evaluate the appropriateness of each 12b-1 Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the 12b-1 Plan and proceeds of the deferred sales charges.

Exchange Privileges. The exchange privileges available to shareholders of the Acquiring Fund are identical to those available to shareholders of the Acquired Fund. Shareholders of both the Acquired Fund and the Acquiring Fund may exchange at net asset value all or a portion of their shares for shares of the same class in certain other funds of the Smith Barney Mutual Funds. Any exchange will be a taxable event for which a shareholder may have to recognize a gain or a loss under federal income tax provisions. No initial sales charge is imposed on the shares being acquired in an exchange, and no CDSC is imposed on the shares being disposed of in the exchange. A sales charge differential, however, may apply to exchanges of Class A shares with other Smith Barney Mutual Funds. For purposes of computing the CDSC that may be payable upon a disposition, the Class B and Class L shares acquired in the exchange will be deemed to have been purchased on the same date as the Class B and Class L shares that were exchanged therefor. Class B shares of the Funds that are exchanged for Class B shares of other Smith Barney Mutual Funds imposing a higher CDSC will be subject to the higher applicable CDSC. See "Exchanging Shares" in the accompanying Prospectus of the Acquiring Fund.

Dividends. The Acquiring Fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The Acquiring Fund may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax. The Acquired Fund generally declares and pays dividends quarterly and makes capital gain distributions, if any, once a year, typically in December. The Acquired Fund may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax. With respect to both funds, unless a shareholder otherwise instructs, dividends and capital gains distributions will be reinvested automatically in additional shares of the same class at net asset value, subject to no sales charge or CDSC. The distribution option currently in effect for a shareholder of the Acquired Fund will remain in effect after the Reorganization. After the Reorganization, however, the former Acquired Fund shareholders may change their distribution option at any time by contacting a Salomon Smith Barney Financial Consultant. See "Dividends, Distributions and Taxes" in the accompanying Prospectus of the Acquiring Fund.

Shareholder Voting Rights. The Acquiring Fund and the Acquired Fund are both registered with the SEC as open-end management investment companies. The Acquiring Fund and the Acquired Fund are both separate series of Smith Barney World Funds, a Maryland corporation having a Board of Directors. Shareholders of both funds have identical voting rights. Neither fund holds a meeting of shareholders annually, and there is normally no meeting of shareholders held for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At that time, the Directors in each fund then in office will call a shareholders' meeting for the election of Directors.

Shareholders of the Acquired Fund may, however, redeem their shares at net asset value (subject to any applicable CDSC) prior to the date of the Reorganization. For purposes of voting with respect to the Reorganization, the Class A, Class B and Class L shares of the Acquired Fund will vote together as a single class. See "Information on Shareholders' Rights - Voting Rights."

                            PRINCIPAL RISK FACTORS

Due to the similarities of investment objectives and policies of the Acquiring Fund and the Acquired Fund, the investment risks are substantially similar.
Such risks are generally those typically associated with investing in foreign securities. The following is a summary of the principal risk factors associated with investing in shares of the Acquiring Fund and a comparison with those applicable to the Acquired Fund. This summary is qualified in its entirety by the accompanying Prospectus of the Acquiring Fund.

Investors could lose money on their investment in the Acquiring Fund, or the Acquiring Fund may not perform as well as other investments, if:

 .  Foreign securities prices decline
 .  Adverse governmental action or political, economic or market instability affects a foreign country or region.
 .  The currency in which a security is priced declines in value relative to the
   U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union ("EMU") and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the fund's European investments and present valuation problems.

Currency Transactions. The Acquiring Fund may enter into transactions to but or sell currencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 .  Settle transactions in securities quoted in foreign currencies
 . Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

In comparing these risks with the risks of the Acquired Fund, the risks are almost identical. The one material difference is that investors in the Acquired Fund are also subject to the risks of investing in debt securities, including the possibility that debt securities may lose value because of an increase in market interest rates, a decline in an issuer's credit rating or financial condition or a default.

                     INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that he Acquiring Fund will acquire all or substantially all of the assets of the Acquired Fund in exchange for Class A, Class B, Class L and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund on April 14, 2000 or such later date as may be agreed upon by the parties (the "Closing Date").

Prior to the Closing Date, the Acquired Fund will endeavor to discharge all of its known liabilities and obligations. The Acquiring Fund will not assume any liabilities or obligations other than those reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m., New York City time, on the Closing Date. The number of full and fractional shares of Class A, B, L and Y shares to be issued to the Acquired Fund shareholders will be determined on the basis of the Acquiring Fund's Class A, B, L and Y shares and the Acquired Fund's Class A, B, L and Y shares relative net asset value. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of such outstanding shares.

The Acquired Fund and the Acquiring Fund will utilize the procedures set forth in the Prospectus of the Acquiring Fund to determine the value of their respective portfolio securities and to determine the aggregate value of each fund's portfolio. The method of valuation will be consistent with the requirements set forth in the Prospectus of the Acquiring Fund, Rule 22c-1 under the 1940 Act and the interpretations of such rule by the SEC's Division of Investment Management.

At or prior to the Closing Date, the Acquired Fund will, and the Acquiring Fund may, declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to their respective shareholders all taxable income for the taxable period ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid). In addition, the Acquired Fund's dividend will include its net capital gains realized in the taxable year ending on or prior to the Closing Date (after reductions for any capital loss carryforward).

On the Closing Date or as soon thereafter as conveniently practicable, the Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Acquired Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to each of the Acquired Fund's shareholders. After such distribution and the winding up of its affairs, the Acquired Fund will be dissolved.

The consummation of the Reorganization is subject to the conditions set forth in the Plan. Notwithstanding approval of the Acquired Fund's shareholders, the Plan may be terminated at any time at or prior to the Closing Date (i) by mutual agreement of the Acquired Fund and the Acquiring Fund, (ii) by the Acquired Fund, in the event that the Acquiring Fund shall, or the Acquiring Fund, in the event that the Acquired Fund shall materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) by the Acquired Fund, or by the Acquiring Fund if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been net and it reasonable appears that it will not be met.

Approval of the Plan will require the affirmative vote of a majority, as defined in the 1940 Act, of the outstanding shares of the Acquired Fund, which is the lesser of: (i) 67% of the voting securities of the Acquired Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Acquired Fund. If the Reorganization is not approved by shareholders of the Acquired Fund, the Board of Directors of Smith Barney World Funds will consider courses of action available to it, including re-submitting the Reorganization proposal to shareholders.

Description of the Acquiring Fund's Shares. Pursuant to the Reorganization and in accordance with the Plan, each shareholder of Class A, Class B, Class L and Class Y shares of the Acquired Fund will become a shareholder of Class A, Class B, Class L and Class Y shares, respectively, of the Acquiring Fund. Each share of the Acquiring Fund represents a proportional interest in the Acquiring Fund's investment portfolio. The Class A shares and the Class L shares of the Acquiring Fund are normally purchased subject to a 5.00% and 1.00% initial sales charge, respectively. However, no sales charge will be paid on shares received pursuant to this Reorganization. Also, no fee will be charged upon redemption of shares of the Acquiring Fund received pursuant to this Reorganization. For a complete description of the Acquiring Fund's shares, please see "Choosing a class of shares to buy"; "Comparing the fund's classes"; "Sales charges"; "More about deferred sales charges"; "Buying shares"; "Exchanging shares"; "Redeeming shares"; and "Other things to know about share transactions," in the Acquiring Fund's Prospectus which was mailed herewith.

Reasons for the Reorganization. The Board of Directors of the Smith Barney World Funds has determined that it is advantageous to combine the Acquired Fund with the Acquiring Fund. The Funds have generally similar investment objectives and policies and have the same investment adviser, distributor and transfer agent. In reaching this conclusion, the Board considered a number of factors as described below.

Among the factors considered by the Board of Directors is the fact that the Acquired Fund does not have sufficient assets to justify maintaining this fund as a stand-alone fund (i.e. this fund has never exceeded $20.6 million in assets). The Acquired Fund, which has been in existence for approximately five years, has not grown and in light of the history of the fund, there is no foreseeable potential for future growth. The Manager subsidized this fund by absorbing expenses, including waiving the management fee, in several years since the inception of the fund. Without these subsidies, the Acquired Fund would have had a substantially higher expense ratio and substantially lower performance.

Both the Acquired Fund and the Acquiring Fund are managed by the same investment adviser and have the same portfolio managers, i.e., the individuals primarily responsible for each fund's day-to-day investment decisions. In particular, the Board was presented with information to the effect that, with two different funds, Salomon Smith Barney was confronted with operational and shareholder services issues, including (i) dilution of the firm's money management and research expertise due to the splitting of attention between the two highly similar funds; and (ii) investor confusion associated with offering similar funds. The Board also considered that no sales charges would be imposed in effecting the Reorganization and the advantages of eliminating duplication inherent in marketing two funds with similar investment objectives.

Information regarding operating expenses of the Acquired Fund and the Acquiring Fund reflecting expenses for the fiscal year ended October 31, 1998, is included under the caption "Fee Tables" in this Prospectus/Proxy Statement. Based upon these levels of expenses, assuming the same level of assets of the combined fund after the Reorganization as on April 14, 2000, it is estimated that Class A, Class B, Class L and Class Y shareholders of the Acquired Fund should experience a 0.51%, 0.43%, 0.51% and 0.62% decrease, respectively, in total operating expenses, resulting from a decrease in other operating expenses.

The Board also considered, among other things, the terms and conditions of the Reorganization and the comparative investment performance of the Funds. In addition, the Board was advised that the Reorganization would be effected as a tax-free reorganization.

In light of the foregoing, the Board of Directors of the Smith Barney World Funds, including the Independent Directors, has determined that it is in the best interests of the Acquired Fund and its shareholders to combine with the Acquiring Fund. The Board of Trustees has also determined that a combination of the Acquired

Fund and the Acquiring Fund would not result in a dilution of the interests of the Acquired Fund's shareholders and that the Reorganization would be effected as a tax-free reorganization. Accordingly, the Board of Directors, including a majority of the independent Directors, has determined that the Reorganization is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Reorganization.

Federal Income Tax Consequences. The exchange of assets for shares of the Acquiring Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Sullivan & Cromwell, counsel to the Acquiring Fund, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

   (1) the transfer of all or substantially all of the Acquired Fund's assets in exchange for the Acquiring Fund's shares and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

   (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund's shares and the assumption of scheduled liabilities of the Acquired Fund;

   (3) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund's shares and the assumption of scheduled liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund's shares to the Acquired Fund's shareholders;

   (4) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund;

   (5) the aggregate tax basis for shares of the Acquiring Fund received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of shares of the Acquired Fund surrendered therefor, and the holding period of shares of the Acquiring Fund to be received by each shareholder of the Acquired Fund will include the period during which shares of the Acquired Fund exchanged therefor were held by such shareholder (provided shares of the Acquired Fund were held as capital assets on the date of the Reorganization); and

   (6) the tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Shareholders of the Acquired Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of the Acquired Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

Capitalization. The following table shows the capitalization of the Acquiring Fund and the Acquired Fund as of _____________, 2000, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                     Acquiring Fund      Acquired Fund
                                      (Unaudited)         (Unaudited)        Pro Forma for
                                    ----------------   -----------------     Reorganization
                                                                               (Unaudited)
                                                                             ---------------
                                            (In thousands, except per share values)

Class A Shares
   Net assets                                 $                   $                   $
   Net asset value per share........
   Shares outstanding...............

Class B Shares
   Net assets.......................          $                   $                   $
   Net asset value per share........
   Shares outstanding...............
Class L Shares
   Net assets.......................          $                   $                   $
   Net asset value per share........
   Shares outstanding...............
Class Y Shares
   Net assets.......................          $0                  $0                  $0
   Net asset value per share........           0                   0                   0
   Shares outstanding...............           0                   0                   0
Class Z Shares
   Net assets.......................         N/A                  $0                  $0
   Net asset value per share........         N/A                   0                   0
   Shares outstanding...............         N/A                   0                   0


As of the Record Date, there were _______________ outstanding Class A shares, ____________ outstanding Class B shares, ________ outstanding Class L shares and no outstanding Class Y shares of the Acquired Fund, and _____________________ outstanding Class A shares, _______________ outstanding Class B shares, _________________ outstanding Class L shares and no outstanding Class Y shares or Class Z shares of the Acquiring Fund. As of the Record Date, the officers and Directors of the Acquired Fund beneficially owned as a group less than 1% of the outstanding shares of each class of the Acquired Fund. To the best knowledge of the Directors of the Acquired Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934 (the "Exchange Act")), except as set forth in the table below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Acquired Fund. As of the Record Date, the officers and Directors of the Acquiring Fund beneficially owned as a group less than 1% of the outstanding shares of each class of the Acquiring Fund. Except as set forth in the table below, to the best knowledge of the Directors of the Acquiring Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the outstanding shares of a class of the Acquiring Fund. As of November 30, 1999, the net asset value of the Acquired Fund equaled less than 1% of the Acquiring Fund's net asset value; thus, pursuant to item 14(a)(2) of form N-14, proforma financial statements have not been prepared.


                                                                    Percentage of
                                                                     Class Owned
                                                                      of Record
                                                                   or Beneficially
                                                                ----------------------
                                                                            Upon
                                                                         Consummation
                                   Fund            As of the                of the
Name and Address                and Class         Record Date           Reorganization
----------------                ---------         -----------          ---------------
John J. Smith                  Acquiring Fund                                    *
388 Greenwich Street              Class A
New York, NY 10013


_________________
*Less than 1.00%

                      INFORMATION ABOUT THE ACQUIRING FUND

The Prospectus and Annual Report of the Acquiring Fund have been delivered with this prospectus/proxy statement and are incorporated herein by reference. Information regarding Fund Goal and Strategies, Investment Objective, Risks, Performance and Expenses, Fee Table, More on the Fund's Investments, Management and Financial Highlights Information of the Acquiring Fund may be found under such headings in the prospectus of the Acquiring Fund. For information regarding Management's Discussion of Fund Performance of the Acquiring Fund, please refer to the Acquiring Fund's annual report that accompanies this prospectus/proxy statement.

                      INFORMATION ABOUT THE ACQUIRED FUND

Information about the Acquired Fund is incorporated herein by reference from the current prospectus of the Acquired Fund. The Acquired Fund's prospectus, dated February 28, 1999, is available upon request (without charge) by calling or writing the Acquired Fund at the telephone number of address listed on the cover page of this prospectus/proxy statement. Copies of the Acquired Fund's shareholder reports, prospectus and statement of additional information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Acquired Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information
                              ------------------
may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public
               ------------------
Reference Section, Washington, D.C. 20549-0102.

                              VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Acquired Fund to be used at a Special Meeting of Shareholders of the Acquired Fund to be held at 4:00 p.m. on April 7, 2000 at 388 Greenwich Street, New York, NY 10013, and at any adjournment or adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Fund on or about February 21, 2000. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the shares of the Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining approval of the Plan. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR approval of the proposed Reorganization and FOR approval of any matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Acquired Fund, Christina T. Sydor, Esq., 388 Greenwich Street, New York, New York, 10013. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Approval of the Plan will require the affirmative vote of a majority of the outstanding shares of the Acquired Fund. Shareholders of the Acquired Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, the internet or personal interviews conducted by officers and employees of SalomonSmithBarney and its affiliates and/or by First Data Investor Services Group, Inc. ("First Data"), the Acquiring Fund's transfer agent. If the Acquired Fund records votes by telephone or the internet, it will use procedures designed to authenticate shareholders' identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Although a shareholder's vote may be taken by telephone or the internet, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card. The aggregate cost of solicitation of the shareholders of the Acquired Fund is expected to be approximately $ ______. Expenses of the Reorganization, including the costs of proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement will be borne by the Acquiring Fund and the Acquired Fund in proportion to their assets.

In the event that a quorum necessary for a shareholders meeting is not present or sufficient votes to approve the Reorganization are not received by April 7, 2000, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon a decision to adjourn the Meeting.

The votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                                OTHER BUSINESS

   The Directors of the Smith Barney World Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

The Board of Directors of the Smith Barney World Funds - International Balanced Fund, including the Independent Directors, unanimously recommends approval of the Plan, and any unmarked proxies without instructions to the contrary will be voted in favor of the Plan.

                                   EXHIBIT A

                     PLAN OF REORGANIZATION

   THIS PLAN OF REORGANIZATION (the "Plan") is made as of this 21st day of February, 2000, by and between Smith Barney World Funds, Inc. - International Equity Portfolio, a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New York 10013 (the "Acquiring Fund"), and Smith Barney World Funds, Inc. - International Balanced Portfolio, a Maryland corporation, with its principal place of business at 388 Greenwich Street, New York, New York 10013 (the "Acquired Fund").

   This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund in exchange for Class A, Class B, Class L and Class Y shares of common stock of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund and the distribution, after the Closing Date herein referred to, of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan.

   WHEREAS, the Acquiring Fund and the Acquired Fund are registered investment companies of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

   WHEREAS, the Acquiring Fund is authorized to issue shares of common stock;

   WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all or substantially all of the assets and scheduled liabilities of the Acquired Fund for Acquiring Fund Shares and the assumption of such liabilities by the Acquiring Fund is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

   WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all or substantially all the assets and scheduled liabilities of the Acquired Fund for Acquiring Fund Shares and the assumption of such liabilities by the Acquiring Fund is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND ASSUMPTION OF SCHEDULED LIABILITIES OF THE ACQUIRED FUND AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

   1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer the Acquired Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Class A Acquiring Fund Shares, including fractional Class A Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class A shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of Class B Acquiring Fund Shares, including fractional Class B Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class B shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class B Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.2; (iii) to deliver to the Acquired Fund the number of Class L Acquiring Fund Shares, including fractional Class L Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class L shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by, the net asset value of one Class L Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (iv) to deliver to the Acquired Fund the number of Class Y Acquiring Fund Shares, including fractional Class Y Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets attributable to its Class Y shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by, the net asset value of one Class Y Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (v) to assume scheduled liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

   1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all or substantially all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

       (b) The Acquired Fund has provided the Acquiring Fund with a list of the Acquired Fund's assets as of the date of execution of this Plan. The Acquired Fund reserves the right to sell any securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

   1.3. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Acquired Fund prepared by SSB Citi Fund Management LLC (the "Manager"), as adviser of the Acquired Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, not reflected thereon.

   1.4. As provided in paragraph 3.3, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Shareholders of Class A, Class B, Class L and Class Y of the Acquired Fund shall receive Class A, Class B, Class L and Class Y shares, respectively, of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the

Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although any outstanding share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph
1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

   1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates on which the Acquired Fund is terminated.

   1.8. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the State of Maryland and in accordance with its governing documents.

2. VALUATION

   2.1. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

   2.2. The net asset value of Acquiring Fund Shares shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

   2.3. All computations of value shall be made by the Manager in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund, respectively.

3. CLOSING AND CLOSING DATE

   3.1. The Closing Date shall be April 14, 2000, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at the offices of Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013, or at such other time and/or place as the parties may agree.

   3.2. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.3. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified on behalf of the Acquired Fund by the Chairman of the Board or the President of the Acquired Fund. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

       (a) The Acquired Fund is a corporation which is duly organized and validly existing in good standing under the laws of the State of Maryland;

       (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

       (c) The Acquired Fund is not, and the execution, delivery and performance of this Plan will not result, in a material violation of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound;

       (d) The Acquired Fund has no material contracts or other commitments (other than this Plan) which will be terminated with liability to the Acquired Fund prior to the Closing Date;

       (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Fund's knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets (other than that previously disclosed to the other party to the Plan) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Te Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the ability of the Acquired Fund to consummate the transactions herein contemplated;

       (f) The Statements of Assets and Liabilities of the Acquired Fund for each of the four fiscal years ended October 31, 1999, and for the period August 25, 1994 (commencement of operations) to October 31, 1994, have been audited by KPMG LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

       (g) The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

       (h) For the most recent fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

       (i) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund (other than Class B shares of the Acquired Fund which, under certain circumstances, are convertible into Class A shares of the Acquired Fund);

       (j) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Acquiring Fund;

       (k) The execution, delivery and performance of this Plan has been duly authorized by all necessary action on the part of the Acquired Funds' Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Plan, assuming due authorization, execution and delivery by the Acquiring Fund, will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The information to be furnished by the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

       (m) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

   4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

       (a) The Acquiring Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

       (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

       (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

       (d) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

       (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Fund is a party or by which it is bound;

       (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or ability to consummate the transactions contemplated herein;

       (g) The Statement of Assets and Liabilities of the Acquiring Fund for the six fiscal years ended October 31, 1999 have been audited by KPMG LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein;

       (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

       (i) For the most recent fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquiring Fund intends to do so in the future;

       (j) At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund (other than Class B shares of the Acquiring Fund which, under certain circumstances, are convertible into Class A shares of the Acquiring Fund);

       (k) The execution, delivery and performance of this Plan has been duly authorized by all necessary action, if any, on the part of the Acquiring Fund's Board of Directors, and this Plan, assuming due authorization, execution and delivery by the Acquired Fund, constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

       (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (n) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

       (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

   5.l. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distribution deemed advisable, in each case payable either in cash or in additional shares.

   5.2. The Acquired Fund will call a meeting of its shareholders to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

   5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

   5.5. Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

   5.6. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Chairman of the Board or President and the Treasurer of the Acquired Fund.

   5.7. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the " 1934

Act") and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Plan and the transactions contemplated herein.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

   The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

   6. 1. All representations and warranties of the Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan; and

   6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Sullivan & Cromwell, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to Christina T. Sydor, Esq., Secretary of the Acquired Fund, covering the following points:

   That (a) the Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Maryland; (b) the Acquiring Fund is an open-end management investment company registered under the 1940 Act; (c) this Plan, the Reorganization provided for hereunder and the execution of this Plan have been duly authorized and approved by all requisite action of the Acquiring Fund, and this Plan has been duly executed and delivered by the Acquiring Fund and, assuming due authorization by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms against the assets of the Acquiring Fund, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (d) the Acquiring Fund Shares to be issued to the Acquired Fund for distribution to its shareholders pursuant to this Plan have been, to the extent of the number of Acquiring Fund Shares of the particular class authorized to be issued by the Acquiring Fund in its Articles of Incorporation and then unissued, duly authorized and, subject to the receipt by the Acquiring Fund of consideration equal to the respective net asset values thereof (but in no event less than the par value thereof), such Acquiring Fund Shares, when issued in accordance with this Plan, will be validly issued and fully paid and non-assessable.

   Such opinion may state that it is solely for the benefit of the Acquiring Fund, its Directors and its officers. Such counsel may rely, as to matters governed by the laws of the State of Maryland, on an opinion of Maryland counsel.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1. All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

   7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Smith Barney Muni Funds and the Acquired Fund made in this Plan are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan; and

   7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Sullivan & Cromwell, counsel to the Acquired Fund, in a form satisfactory to Christina T. Sydor, Esq., Secretary of the Acquiring Fund, covering the following points:

   That (a) the Acquired Fund is a corporation duly organized and validly existing under the laws of the State of Maryland; (b) the Acquired Fund is an open-end management investment company registered under the 1940 Act; and (c) this Plan, the Reorganization provided for hereunder and the execution of this Plan have been duly authorized and approved by all requisite action of the Acquired Fund, and this Plan has been duly executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms against the assets of the Acquired Fund, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

   Such opinion may state that it is solely for the benefit of the Acquiring Fund, its Directors and its officers. Such counsel may rely, as to matters governed by the laws of the State of Maryland, on an opinion of Maryland counsel.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

   If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund or the Acquired Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Plan:

   8.1. This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of its Articles of Incorporation and By-laws and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8. 1;

   8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein;

   8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the Maryland Department of Assessment and Taxation) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

   8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

   8.5. The Acquired Fund shall have declared and paid a dividend or dividends on the outstanding shares of the Acquired Fund which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund all of the investment company taxable income of the Acquired Fund for all taxable years ending on or prior to the Closing Date. The dividend declared and paid by the Acquired Fund shall also include all of such fund's net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry forward);

   8.6. The parties shall have received a favorable opinion of Sullivan & Cromwell, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to Christina T. Sydor, Esq., as Secretary of each of the Funds, substantially to the effect that for federal income tax purposes:

   (a) the transfer of all or substantially all of the Acquired Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund are each a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of scheduled liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund's shareholders; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (e) the aggregate tax basis for Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided that the Acquired Fund shares were held as capital assets on the date of the Reorganization); and
(f) the tax basis to the Acquiring Fund of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

   Notwithstanding anything herein to the contrary, neither the Acquiring Fund the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9. 1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2. (a) Except as may be otherwise provided herein, Salomon Smith Barney Inc. shall be liable for the expenses incurred in connection with entering into and carrying out the provisions of this Plan, including the expenses of: (i) counsel and independent accountants associated with the Reorganization; (ii) printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2 hereof, (iii) any special pricing fees associated with the valuation of the Acquired Fund's or the Acquiring Fund's portfolio on the Closing Date; (iv) expenses associated with preparing this Plan and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (v) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization. The Acquired Fund shall be liable for: (x) all fees and expenses related to the liquidation and termination of the Acquired Fund; and (y) fees and expenses of the Acquired Fund's custodian and transfer agent incurred in connection with the Reorganization. The Acquiring Fund shall be liable for any fees and expenses of the Acquiring Fund's custodian and transfer agent incurred in connection with the Reorganization.

   (b) Consistent with the provisions of paragraph 1.3, the Acquired Fund, prior to the Closing, shall pay for or include in the unaudited Statement of Assets and Liabilities prepared pursuant to paragraph 1.3, all of its known and reasonably estimated expenses associated with the transactions contemplated by this Plan.

10. ENTIRE PLAN; SURVIVAL OF WARRANTIES

   10.1. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Plan constitutes the entire agreement between the parties.

   10.2. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1. This Plan may be terminated at any time prior to the Closing Date by:
(i) the mutual agreement of the Acquired Fund and the Acquiring Fund; (ii) the Acquired Fund in the event that the Acquiring Fund shall, or the Acquiring Fund in the event that the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (iii) the Acquired Fund or by the Acquiring Fund, if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

   11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or their respective Directors or officers to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Plan as provided in paragraph 9.

12.  AMENDMENTS; WAIVERS

   12.1. This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund's shareholders under this Plan to the detriment of such shareholders without their further approval.

   12.2. At any time prior to the Closing Date either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in paragraph 8.1 of this Plan) made for its benefit contained herein.

13.  NOTICES

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax or certified mail addressed to Smith Barney World Funds - International Balanced Portfolio, 7 World Trade Center, 45th Floor, New York, New York 10048, Attention: Heath B. McLendon; or to Smith Barney World Funds - International Equity Portfolio, 7 World Trade Center, 45th Floor, New York, New York 10048, Attention: Heath B. McLendon.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT: LIMITATION OF LIABILITY

   14.l. The article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

   14.2. This Plan may be executed in any number of counterparts, each or which shall be deemed an original.

   14.3. This Plan shall be governed by and construed in accordance with the laws of the State of New York.

   14.4. This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

   14.5. It is expressly agreed that the obligations of the Acquired Fund shall not be binding upon any Directors, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquired Fund. The execution and delivery of this Plan have been authorized by the Directors of the Acquired Fund and this Plan has been executed by authorized officers of the Acquired Fund, acting as such, and neither such authorization by such Directors nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund.

   IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its Chairman of the Board, President or Vice President and attested by its Secretary or Assistant Secretary.


   Attest:

                                     SMITH BARNEY WORLD FUNDS, INC.
                                     On behalf of INTERNATIONAL
                                     BALANCE PORTFOLIO


   /s/ Christina T. Sydor            By: /s/Heath B. McLendon
   ----------------------                ------------------------------
   Name: Christina T. Sydor              Name: Heath B. McLendon
   Title: Secretary                      Title: Chairman of the Board/President


   Attest:

                                     SMITH BARNEY WORLD FUNDS, INC.
                                     On behalf of INTERNATIONAL EQUITY PORTFOLIO


   /s/ Christina T. Sydor            By: /s/ Heath B. McLendon
   --------------------------------      -------------------------------
   Name: Christina T. Sydor              Name: Heath B. McLendon
   Title: Secretary                      Title: Chairman of the Board


PART B
INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

February 21, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY WORLD FUNDS, INC.
388 Greenwich Street
New York, New York 10013

Smith Barney World Funds, Inc. (the "Company") offers a choice of six open-end management investment companies (each a "fund"):

The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with its policy of investing primarily in high quality bonds of the United States and foreign governments.

The International Equity Portfolio seeks total return on its assets from growth of capital and income. The fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of established foreign issuers.

The Pacific Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies in the Asia Pacific Region.

The European Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers based in countries of Europe.

The International Balanced Portfolio seeks a competitive total return on its assets from growth of capital and income by investing primarily in securities of established non-U. S.
issuers.

The Emerging Markets Portfolio seeks long-term capital appreciation on its assets by investing primarily in securities of emerging country issuers.

In all cases, there can be no assurance that a fund will achieve its investment objective.

Each fund offers three classes of shares which may be purchased at the next-determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A and Class L shares) and/or (ii) on a deferred basis (Class B and Class L shares). A fourth class of shares (the Class Y shares) are sold at net asset value and is available only to investors investing a minimum of $5,000,000 with respect to the International Equity Portfolio and $15,000,000 with respect to each of the other funds. A fifth class of shares of the International Equity Portfolio (the Class Z shares) are offered only to tax-exempt retirement plans of Salomon Smith Barney Inc. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney World Funds, Inc. as well as matters already discussed in the Prospectus of the applicable fund. Therefore, it should be read in conjunction with each Prospectus dated February 21, 2000 for the International Equity Portfolio, the Global Government Bond Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, which may be obtained from the Company or your Salomon Smith Barney Financial Consultant.



TABLE OF CONTENTS

P
a
g
e

Directors, Advisory Director and Officers
		3

Investment Policies
		5

Investment Practices
		11

Risk Factors
		22

Investment Restrictions
			27

Additional Tax Information
		30

IRA and Other Prototype Retirement Plans
		34

Performance Information
		35

Determination of Net Asset Value
		38

Purchase, Redemption and Exchange of Shares
		39

Dividends and Distributions
		47

Investment Management Agreement and Other Services
		47

Custodian
		53

Independent Auditors
		53

Voting
		53

Other Information about the Company
		55

Financial Statements
		57

Appendix - Ratings of Debt Obligations
			A-1



DIRECTORS, ADVISORY DIRECTOR AND OFFICERS

Overall responsibility for management and supervision of each fund rests with the Company's Board of Directors. The directors approve all significant agreements between the Company and the companies that furnish services to the Company and the funds, including agreements with the Company's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of
each fund are delegated to that fund's manager.   The directors and officers of
the Company are listed below.

VICTOR K. ATKINS, Director
Retired; 120 Montgomery Street, San Francisco, CA. Former President of Lips Propellers, Inc., a ship propeller repair company. Director of two investment companies associated with Salomon Smith Barney; 77.

ABRAHAM E. COHEN, Director
Consultant to MeesPierson, Inc., a Dutch investment bank; Consultant to and Board Member, Chugai Pharmaceutical Co. Ltd.; Director of Agouron Pharmaceuticals, Inc., Akzo Nobel NV, Vasomedical, Inc., Teva Pharmaceutical Ind., Ltd., Neurobiological Technologies Inc., Vion Pharmaceuticals, Inc., BlueStone Capital Partners, LP. and The Population Council, an international public interest organization. Director of two investment companies associated with Salomon Smith Barney; 62.

ROBERT A. FRANKEL, Director
Managing Partner of Robert A. Frankel Managing Consultants, 102 Grand Street, Croton-on-Hudson, NY. Director of nine investment companies associated with Salomon Smith Barney. Former Vice President of The Readers Digest Association, Inc.; 71.

RAINER GREEVEN, Director
Partner of the law firm of Greeven & Ercklentz; 630 Fifth Avenue, New York, NY.

Director of two investment companies associated with Salomon Smith Barney; 63.

SUSAN M. HEILBRON, Director
Attorney; Lacey & Heilbron, 3 East 54th Street, New York, NY. Director of two investment companies associated with Salomon Smith Barney; 54.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); President of SSBC Fund Management Inc. ("SSBC" or the "Manager") and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 59 investment companies associated with Salomon Smith Barney and former Chairman of the Board of Smith Barney Strategy Advisers Inc; 65

*MAURITS E. EDERSHEIM, Chairman of the Company and Advisory Director
Deputy Chairman of Smith Barney International Incorporated; Director and President of Amstel Hudson Management Corp. (offshore investment management); Director Esfinco NV (U.S. subsidiary of Spanish Construction Company); 80

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney, Senior Vice President and Treasurer (Chief Financial Officer) of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA: 41

*JAMES B. CONHEADY, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; 63.

*JEFFREY RUSSELL, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; 41.

*REIN VAN DER DOES, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; 59.


*SCOTT KALB, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; 42

*SIMON R. HILDRETH, Vice President and Investment Officer
Senior Vice President of Salomon Smith Barney, Managing Director of Smith Barney Global Capital Management, Inc. Formerly Director of Mercury Asset Management Ltd; 44.

*DENIS P. MANGAN, Vice President and Investment Officer
Vice President of Smith Barney Global Capital Management, Inc. Formerly Vice President of J.P. Morgan and Citibank; 45.

*DAVID S. ISHIBASHI, Vice President and Investment Officer
Vice President of Salomon Smith Barney; Formerly Head of Japanese equities desk at SG Warburg; 43.

*IRVING DAVID, Controller
Director of Salomon Smith Barney. Formerly Assistant Treasurer of First Investment Management Company; 38.

*CHRISTINA T. SYDOR, Secretary
Secretary ; Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA; 48.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a Company officer or director.

On February 10, 1999 the directors and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds.

The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its directors and officers. Officers and interested directors of the Company are compensated by Salomon Smith Barney. COMPENSATION TABLE


Name of Person
Aggregate Compensation from
the Company
Compensation from Company
and Complex Paid to
Directors
Number of Funds for
Which Director Serves
Within Fund Complex
Victor Atkins
$10,411.00

$29,500.00
2
A. E. Cohen1
4,676.00
20,100.00
2
Robert A.
Frankel
10,450.56
72,250.00
9
Ranier Greeven
9,908.00
27,800.00
2
Susan M.
Heilbron
9,908.00
27,800.00
2
Heath B.
McLendon
0
0
59
Bruce D.
Sargent2
0
0
3
James M. Shuart3
7,664.00
20,800.00
2

1 Effective March 30, 1998, Mr. Cohen became a member of the Company's Board of Directors.
2 Effective October 8, 1998, Mr. Sargent resigned from the Company's Board of Directors.
3 Effective July 28, 1998, Mr. Shuart resigned from the Company's Board of Directors.

INVESTMENT POLICIES tc "INVESTMENT POLICIES"

Each fund's investment objectives may be changed only by the ''vote of a majority of the outstanding voting securities'' as defined in the Investment
Company Act of 1940 (the ''1940 Act'').   However, each fund's investment
policies are non-fundamental, and thus may be changed by the Board of Directors, provided such change is not prohibited by the fund's fundamental investment restrictions (described under INVESTMENT RESTRICTIONS) or applicable law, and any such change will first be disclosed in the then current prospectus. Refer to the "INVESTMENT PRACTICES" and "RISK FACTORS" for further information on the funds' investments.

Under unusual economic or market conditions as determined by the Manager, for defensive purposes each fund may depart from its principal investment strategies and temporarily invest all or a major portion of its assets in all types of money market and short-term debt securities (including U.S. money market securities). To the extent a fund's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve that fund's investment objective.

Global Government Bond Portfolio

Under normal market conditions, the Global Government Bond Portfolio invests at least 65% of its total assets in bonds issued or guaranteed by the United States or foreign governments (including foreign states, provinces, cantons and municipalities) or their agencies, authorities, or instrumentalities denominated in various currencies, including U.S. dollars, or in multinational
currency units, such as the European Currency Unit ("ECU").   Except with
respect to government securities of less developed countries (see below), the fund invests in foreign government securities only if the issue or the issuer thereof is rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (see "APPENDIX - RATINGS OF DEBT OBLIGATIONS"), or if unrated, are of comparable quality in the determination of the Manager.

Consistent with its investment objective, under normal circumstances the fund may invest up to 35% of its total assets in debt obligations (including debt obligations convertible into common stock) of United States or foreign corporations and financial institutions and supranational entities. Supranational entities are international organizations, organized or supported by government entities to promote economic reconstruction or development and by international banking institutions and related government agencies. The supranational entities in which the fund may invest are the World Bank, The Asian Development Bank, the European Economic Community, the European Investment Bank, the European Coal and Steel Community, Eurofima, Euratom, Council of Europe, the European Bank for Construction and Development, the International Finance Corporation and the Nordic Investment Bank. Any non-government investment would be limited to issues that are rated A or better by Moody's or S&P, or if not rated, are determined by the Manager to be of comparable quality. For certain risks associated with investments in foreign issues, see "RISK FACTORS."

The fund is organized as a non-diversified series and currently contemplates investing primarily in obligations of the U.S. and of developed nations (i.e., industrialized countries) which the Manager believes to pose limited credit risks. These countries currently are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and The United Kingdom. The fund also will invest in securities denominated in the currencies of such countries or in multinational currency units. Under normal market conditions the fund invests at least 65% of its assets in issues of not less than three different countries; issues of any one country (other than the United States) will represent no more than 45% of the fund's total assets. Allocation of the fund's investments will depend upon the relative attractiveness of the global markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In seeking to achieve its investment objective of current income, the Manager considers and compares the relative yields of obligations of various developed nations; whereas, in seeking to achieve its objective of capital appreciation, it considers all of the following factors, especially changes in currency values against the U.S. dollar. The Manager allocates the fund's assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive.

The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rates levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase, and conversely, a decline in the exchange rate of the currency normally would adversely affect the value of the security expressed in dollars. Similarly, a decline in interest rates on debt obligations generally increases the value of debt obligations, and conversely, an increase in interest rates generally decreases the value of such obligations.

Investments may be made from time to time in government securities, including loan assignments and loan participations, of less developed countries. These include all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States.
Countries may be added to or deleted as economic and political conditions warrant. Historical experience indicates that the markets of less developed countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often provide rates of return to investors commensurate with the credit and market risks. The Manager does not intend to invest more than 10% of the fund's assets in the government securities of less developed countries and will not invest more than 5% of the fund's assets in the government securities of any one such country. Such investments may be unrated or rated below investment grade or may be in default. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, and political conditions, whether or not occurring within the issuers' borders.

International Equity Portfolio

Under normal market conditions, the International Equity Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to obtain such securities and may invest up to 20% of the fund's assets in bonds, notes and other debt securities (consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political sub-divisions) or established non-United States issuers.

In seeking to achieve its objective, the fund presently expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the Manager have potential for growth of capital.

Except as otherwise provided, the fund will invest at least 80% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore, Malaysia), Western Europe (e.g., United Kingdom, Germany, the Netherlands, France, Italy, Switzerland), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile, and Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that fund securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

Pacific Portfolio

The Pacific Portfolio invests primarily in equity securities, including American Depository Receipts ("ADRs"), of companies in the Asia Pacific Region.

The Asia Pacific Region currently includes Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Papua New Guinea, the People's Republic of China, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The Manager may change this list at its discretion. The Manager considers a company to be in the Asia Pacific Region if its securities trade on exchanges in the Asia Pacific Region, it generates at least half of its revenue from the Asia Pacific Region or it is organized under the laws of an Asia Pacific Region country.

The fund will normally invest at least 80% of its total assets in equity securities of companies in the Asia Pacific Region, consisting of the securities listed above. For the purposes of the foregoing limitation equity securities include exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities. The fund may also invest up to 20% of its total assets in debt securities and other types of investments. The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three different countries. However, the fund has no predetermined policy on the allocation of funds for investment among such countries or securities and allocation of the fund's investments will depend upon the relative attractiveness of the Asia Pacific markets and particular issuers. Concentration of the fund's assets in one or a few of the countries in the Asia Pacific Region and Asia Pacific currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

It is expected that portfolio securities will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. The fund may invest in companies, large or small, whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. It may also invest in small and relatively less well-known companies. Debt securities in which the fund may invest will generally be rated at the time of purchase at least Baa by Moody's or BBB by S&P. Debt securities rated Baa or BBB may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to pay interest and repay principal than is the case with higher rated securities.

To the extent that the fund's assets are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

European Portfolio

The European Portfolio seeks to achieve its objective by investing primarily in equity securities (common and preferred stock) of issuers in the countries of Europe (the "Primary Investment Area"), which includes Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom) and Eastern Europe (e.g., the Czech Republic, Hungary, Poland and the countries of the former Soviet Union). It is a fundamental policy of the fund to invest, under normal circumstances, at least 65% of its total assets in a diversified portfolio of equity securities of issuers domiciled in the Primary Investment Area of the fund. The fund will generally invest its assets broadly among countries and will normally have represented in the portfolio business activities in not less than three countries in the Primary Investment Area. Allocation of the fund's investments will depend upon the relative attractiveness of the markets and particular issuers. Concentration of the fund's assets in one or a few countries will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

In addition, the fund may invest up to 35% of its total assets in other kinds of securities, e.g., convertible bonds, warrants, Samurai and Yankee Bonds, Eurobonds, sponsored and unsponsored ADRs and European Depository Receipts ("EDRs"), securities issued by companies domiciled outside the Primary Investment Area of the fund, including, but not limited to, U.S. and foreign government securities, and U.S. and non-U.S. money market securities. Money market securities will generally be held by the fund for temporary defensive purposes. With respect to certain countries, investments by the fund presently may only be made by acquiring shares of other investment companies with local governmental authority to invest in those countries. It is not expected that the income yield of the fund will be significant.

The fund may also hold cash in U.S. dollars to meet redemption requests and other expenses and cash in other currencies to meet settlement requirements for foreign securities. The fund may engage in currency exchange transactions with up to 100% of its assets in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the fund's securities are or may be denominated. The fund may conduct its currency exchange transactions either on a "spot" (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The fund's transactions in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or aggregate fund positions.

The fund may invest up to 5% of its assets in yen-denominated bonds sold in Japan by non-Japanese issuers. Such bonds are commonly called "Samurai Bonds" and correspond to "Yankee Bonds" or dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with domestic issues, e.g., those of the government of Japan and its agencies, Samurai bond issues normally carry a higher interest rate but are less actively traded and therefore may be volatile. Moreover, as with other securities denominated in foreign currencies, their value is affected by fluctuations in currency exchange rates. It is the policy of the fund to invest in Samurai bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments of the Organization for Economic Cooperation and Development or would have AAA ratings.

As a fundamental policy, the fund may borrow money from a bank only as a temporary measure for emergency or extraordinary purposes in an amount not exceeding 10% of the value of its total assets, and may invest no more than 15% of its total assets in securities that are illiquid (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers). When the fund has borrowed in excess of 5% of the value of its total assets, the fund will not make further investments. The fund will not invest more than 25% of the value of its total assets in the securities of issuers engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). The fund will invest no more than 10% of the value of its net assets in warrants valued at the lower of cost or market. The fund does not currently intend to engage in transactions in options or futures contracts but may do so in the future if determined to be in the fund's best interests by the fund's Board of Directors.

International Balanced Portfolio

Under normal market conditions, the International Balanced Portfolio will invest its assets in an international portfolio of equity securities (consisting of exchange traded and over-the-counter common stocks, preferred shares, debt securities convertible into equity securities, depository receipts and warrants and rights relating to equity securities) and debt securities (consisting of corporate debt securities, sovereign debt instruments issued by governments or governmental entities, including supranational organizations such as the World Bank, and U.S. and foreign money market instruments). The fund attempts to achieve a balance between equity and debt securities.
However, the proportion of equity and debt held by the fund at any one time will depend on the Manager's views on current market and economic conditions.

Investments may be made for capital appreciation and for income or any combination of both for the purpose of achieving a higher overall return than might otherwise be obtained solely from investing for growth of capital or for income. Under normal conditions, no more than 70%, nor less than 30%, of the fund's assets will be invested in either equity or debt securities; however, there is no limitation on the percent or amount of the fund's assets which may be invested for growth or income and, therefore, from time to time the investment emphasis may be placed solely or primarily on growth of capital or solely or primarily on income.

The fund is organized as a non-diversified series, but will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in business activities in not less than three different countries outside of the United States. The fund may invest in companies organized or governments located in any area of the world: the Far East (e.g., Hong Kong, Japan, Malaysia, Singapore), Western Europe (e.g., France, Germany, Italy, the Netherlands, Switzerland, United Kingdom), Eastern Europe (e.g., the Czech Republic, Hungary, Poland, and the countries of the former Soviet Union), Central and South America (e.g., Chile, Mexico and Venezuela), the Middle East, Africa, Asia, Australia, New Zealand and Canada. Allocation of the fund's investments will depend upon the relative attractiveness of the international markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated. Up to 25% of the total assets of the fund may be invested in securities of emerging market countries.

It is expected that equity securities purchased by the fund will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets. The fund will invest in a broad range of industries and sectors and will mainly invest in securities issued by companies with market capitalization of at least $50,000,000.

Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, maturity, and the tax implications to the fund. The debt securities in which the fund expects to invest will generally range in maturity from two to ten years. Debt securities of developed foreign countries may be rated as investment grade at the time of purchase. Investment grade securities are those rated in the top four ratings categories by a nationally recognized statistical rating organization or that are unrated but judged by the Manager to be of comparable quality. If the rating drops below investment grade subsequent to purchase, the Manager will not necessarily sell the security, but will consider such an event in determining whether the fund should continue to hold the security. Securities rated in the lowest category of investment grade may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. Debt securities of emerging market countries may be rated below investment grade (commonly known as "junk bonds") and could include securities that are in default as to payments of principal or interest.

The relative performance of foreign currencies is an important factor in the fund's performance. The Manager may manage the fund's exposure to various currencies to take advantage of different yield, risk and return characteristics that different currencies can provide for U.S. investors. To manage exposure to currency fluctuations, the fund may enter into currency forward contracts (agreements to exchange one currency for another at a future date) or currency swap agreements, buy and sell options and futures contracts relating to foreign currencies, and purchase securities indexed to foreign currencies. The fund will use currency forward contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. The fund will use options and futures contracts relating to foreign currencies to allow the Manager to hedge fund securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. There is no overall limitation on the amount of the fund's assets that may be committed to currency management strategies.

Emerging Markets Portfolio

The Emerging Markets Portfolio will seek to achieve its objective by investing substantially all its assets in equity securities of issuers in emerging market countries (consisting of dividend and non-dividend paying common stocks, preferred stocks, convertible securities and rights and warrants to such securities). The fund may also invest in debt securities having a high potential for capital appreciation, especially in countries where direct equity investment is not permitted. Under normal conditions, at least 70% of the fund's assets will be invested in equity securities.

For purposes of its investment objective, the fund considers as "emerging" all countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Japan, Luxembourg, Norway, Sweden, Switzerland, Spain, the United Kingdom and the United States. The fund will generally invest its assets broadly among countries and will normally have at least 65% of its assets invested in issuers in not less than three different countries. Allocation of the fund's investments will depend upon the relative attractiveness of the emerging markets and particular issuers. Concentration of the fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Under normal circumstances, the fund may invest up to 30% of its assets in debt securities. These may include debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the fund's investment criteria), notwithstanding that the fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the fund.

The fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Up to 10% of the fund's assets may be invested in debt securities of emerging markets that are unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds". Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

The fund may invest in the securities of foreign issuers in the form of ADRs, EDRs, GDRs or other securities convertible into securities of foreign issuers. The fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs. The fund may invest in U.S. over-the-counter securities of issuers whose business interests are in emerging countries.


INVESTMENT PRACTICES

Each of the following investment practices is subject to the limitations set forth under "Investment Restrictions."

EQUITY SECURITIES

Common Stocks (all funds except the Global Government Bond Portfolio). Each fund except the Global Government Bond Portfolio may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (all funds). Each fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (all funds except the Global Government Bond Portfolio). Each fund except the Global Government Bond Portfolio may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (all funds). Each fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities (all funds). Each fund may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933 (the ''1933 Act'')), with contractual or other restrictions on resale and other instruments that are not readily marketable.

ADRs, EDRs and GDRs (all funds except the Global Government Bond Portfolio). Each fund except the Global Government Bond Portfolio fund may also purchase ADRs, EDRs and GDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements.


FIXED INCOME SECURITIES

To the extent that each fund may invest in fixed income securities, it may invest in the securities described below, unless otherwise noted.

Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities.   The U.S. Government securities in which the funds
may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

Sovereign Debt Obligations. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Loans and Other Direct Debt Instruments. A fund may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party. These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand.

Floating And Variable Rate Income Securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-kind Securities. A fund may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. A fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. A fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides a fund a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. If securities purchased by a fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, a fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds. A fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Loan Participations and Assignments. A fund may invest a portion of its assets in loan participations ("Participations"). By purchasing a Participation, a fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the fund having a contractual relationship only with the lender and not with the borrower. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A fund will acquire Participations only if the lender interpositioned between the fund and the borrower is determined by management to be creditworthy.

A fund also may invest in assignments of portions of loans from third parties ("Assignments"). When it purchases Assignments from lenders, the fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. A fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the fund to assign a value to those securities or purposes of valuing the fund's portfolio and calculating its net asset value.

Structured Notes. Emerging Markets Portfolio may purchase structured notes, which are over-the-counter debt instruments where the interest rate and/or principal are indexed to an unrelated indicator (e.g., short-term rates in Japan, the price of oil). Sometimes the two are inversely related (i.e., as the index goes up, the coupon rate goes down; inverse floaters are an example of this) and sometimes they may fluctuate to a greater degree than the underlying index (e.g., the coupon may change twice as much as the change in the index rate). Structured notes are often issued by high-grade corporate issuers. There is often an underlying swap involved; the issuer will receive payments that match its obligations under the structured note (usually from an investment bank) and, in turn, makes more "traditional" payments to the investment bank (e.g., fixed rate or ordinary floating rate payments). It is important to note, however, that in such cases the fund would not be involved in the swap; the issuer of the note would remain obligated even if its counterparty defaulted.

Short-Term Investments. In certain circumstances the funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a fund is investing in short-term investments as a temporary defensive posture, the applicable fund's investment objective may not be achieved.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each fund, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the fund's total assets would be invested in such notes and other illiquid securities.

Commercial Bank Obligations. For the purposes of each fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and foreign branches.

DERIVATIVE CONTRACTS

Options, Futures and Currencies (All funds). Each fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. These hedging techniques are described in detail below. Neither International Balanced Portfolio nor Emerging Markets Portfolio will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, neither of these funds will buy futures or write puts whose underlying value exceeds 25% of its total assets, or will buy calls with a value exceeding 5% of its total assets.

Writing Covered Call Options (All funds). Each fund may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the funds will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each fund's investment objective. When writing a covered call option, the fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or currency decline.

Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the fund's custodian.

The premium the fund receives for writing a call option is deemed to constitute the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability in the fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "DETERMINATION OF NET ASSET VALUE." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Each fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by each fund, other than the International Balanced Portfolio, will normally have expiration dates of less than nine months from the date written. Call options written by the International Balanced Portfolio will normally have expiration dates of less than twelve months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio.

In such cases, additional costs will be incurred.

Each fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options (All funds). Each fund may purchase put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a fund when purchasing a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the fund.

The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options (All funds). Each fund may purchase call options. As the holder of a call option, a fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the fund's current return.

Interest Rate and Currency Futures Contracts (All funds).   Each fund may enter
into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the fund. A fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the fund's exposure to interest rate and currency exchange rate fluctuations, the fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the fund owns, or Futures Contracts will be purchased to protect a fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity Portfolio, the Pacific Portfolio, the International Balanced Portfolio and the Emerging Market Portfolio may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the fund with a broker in order to initiate Futures trading and to maintain the fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, the fund will mark to market the current value of its open Futures Contracts. Each fund expects to earn interest income on its margin deposits.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts (All funds). Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the fund or to reduce or eliminate the hedge position then currently held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the fund's assets. The Global Government Bond Portfolio and the European Portfolio will enter into transactions in Futures Contracts and options on Futures Contracts only for hedging purposes.

Forward Currency Contracts, Options on Currency and Currency Swaps (All funds).

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the fund anticipates purchasing securities.

Each fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.


Interest Rate Swaps, Caps and Floors (All funds). Among the hedging transactions into which the funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Each fund intends to use these transactions as a hedge and not as a speculative investment. Each fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the funds may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.

OTHER PRACTICES

Repurchase Agreements (All funds). Each fund may enter into repurchase agreements. International Equity Portfolio, Pacific Portfolio, International Balanced Portfolio and Emerging Markets Portfolio each may invest in repurchase agreements up to 25% of its total assets. A repurchase agreement is a contract under which a fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is each fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a fund which are collateralized primarily by the securities subject to repurchase. A fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the Manager monitors the creditworthiness of all issuers with which each fund enters into repurchase agreements.

Reverse Repurchase Agreements (All funds). Each fund does not currently intend to commit more than 5% of its net assets to reverse repurchase agreements. Each fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, are considered to be borrowings by a fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Company can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of
obtaining that cash.   Opportunities to realize earnings from the use of the
proceeds equal to or greater than the interest required to be paid may not always be available, and the Company intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating fund's assets. The Company's custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

Borrowing (All funds). Each fund may borrow up to 33% (except that Emerging Markets Portfolio may borrow only up to 25% and European Portfolio may borrow only up to 10%) of the value of its total assets from banks for temporary or emergency purposes, such as to meet the fund's redemptions.

Leverage (International Balanced, International Equity and Pacific). International Equity Portfolio, International Balanced Portfolio and Pacific Portfolio each may borrow from banks, on a secured or unsecured basis, up to 33% of the value of its total assets and use the proceeds to make additional investments. Income and appreciation from such investments will improve a fund's performance if they exceed the associated borrowing costs, but will impair a fund's performance if they are less than the borrowing costs. This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of a fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the fund's shares and in the fund's yield. Although the principal or stated value of such borrowings will be fixed, the fund assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the fund.

Securities Lending (All funds). Global Government Bond Portfolio, European Portfolio, International Balanced Portfolio and Emerging Markets Portfolio each may lend securities in amounts up to one-third of total assets. International Equity Portfolio and Pacific Portfolio each may lend securities in amounts up to 15% of total assets. Each fund may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Each fund will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Company may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of each fund. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the fund's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, no fund will make loans to other persons.

When-Issued and Delayed Delivery Securities (All funds). The funds each may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. The Chase Manhattan Bank, the Company's custodian (the "Custodian") will maintain, in a segregated account of the applicable fund, cash, debt securities of any grade or equity securities, having a value equal to or greater than the fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are market to market daily, pursuant to guidelines established by the Directors. The Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time a fund enters into the commitment and no interest accrues to the fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Short Sales. (All funds) Each fund may sell securities "short against the box." While a short sale is the sale of a security the fund does not own, it is "against the box" if at all times when the short position is open, the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The ability to use short sales to defer recognition of gains was substantially limited by certain "constructive sale" tax provisions enacted in 1997.

*  *  *  *  *  *  *  *

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Directors at the time such funds were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.


RISK FACTORS tc "RISK FACTORS"

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Non-diversification and Geographic Concentration. Funds that are "non-diversified" are permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers, and thus may be subject to greater credit and liquidity risks with respect to their individual portfolios than a fund that is more broadly diversified. In addition, concentration of a fund's assets in one or a few countries or currencies will subject the fund to greater risks than if the fund's assets were not geographically concentrated.

Fixed Income Securities. Investments in fixed income securities may subject the funds to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Foreign Securities.   Investments in securities of foreign issuers involve
certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S.
There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

Special Risks of countries in the Asia Pacific Region.   Certain of the risks
associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.   A developing or emerging
markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future.

In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Restrictions on Foreign Investment.   Some countries prohibit or impose
substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for a fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts a fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the fund's investments in certain foreign banks and other financial institutions.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Generally, there is less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Derivative Instruments. In accordance with its investment policies, each fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the funds are not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a fund's portfolio is reviewed and analyzed by the fund's portfolio manager to assess the risk and reward of each such instrument in relation the fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the fund and its shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each fund has sufficient assets to satisfy its obligations under a Futures Contract, the fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Economic and Monetary Union (EMU). EMU began on January 1, 1999, when 11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone. EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios.

Year 2000.   The investment management services provided to each fund by the
Manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on a fund's operations, including the handling of securities trades, pricing and account services. The Manager and Salomon Smith Barney have advised each fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the funds' custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair funds services at that time.

INVESTMENT RESTRICTIONS tc "INVESTMENT RESTRICTIONS"

The Company has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each fund affected by the change as defined in the 1940 Act and Rule 18f-2 thereunder (see "Voting").

Without the approval of a majority of its outstanding voting securities, the Global Government Bond Portfolio may not:

1.		Change its subclassification as an open-end fund.;

2.		Change its subclassification as a non-diversified company;

3.		Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.		Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's' investment objective and policies);
or (d) investing in real estate investment trust securities.

5.		Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

6.		Issue senior securities.

7.		Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

8.		Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities
Act of 1933,  as amended,  in disposing of portfolio securities.

9.		Enter into a Futures Contract or a commodity option other than for bona fide hedging purposes and, if, as a result thereof, more than 5% of the fund's total assets (taken at market value at the time of entering into the contract or commodity option) would be committed to initial margin on futures contracts and premiums on commodity options all within the meaning of Regulation 4.5 of the CFTC.

In addition, the following policies have also been adopted by the Global Government Bond Portfolio but are not fundamental and accordingly may be changed by approval of the Board of Directors. The fund may not:

1.		Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.		Have more than 15% of its total assets at any time invested in or subject to puts, calls or combinations thereof.

3.		Invest in companies for the purpose of exercising control or management.

4.		Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

5.		Invest in securities of another investment company except as permitted by Section 12(d)(1)(a) of the 1940 Act, or as part of a merger, consolidation, or acquisition.

6.		Invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer.

7.		Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the fund may invest in, or sponsor such programs.

8.		Invest more than 5% of its total assets in securities of
companies having, together with their predecessors, a record of less than three years of continuous operation.

Without the approval of a majority of its outstanding voting securities, the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio each may not:

1.		With respect to each of the European Portfolio, the
International Equity Portfolio and the Pacific Portfolio, invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.		With respect to each of the Emerging Markets Portfolio and the
International Balanced Portfolio, deviate from its subclassification as a non-diversified company.

3.		Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.		Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies);
or (d) investing in real estate investment trust securities.

5.		With respect to each of the Emerging Markets Portfolio and the
European Portfolio, borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

6.		With respect to each of the International Balanced Portfolio, the International Equity Portfolio and the Pacific Portfolio, borrow money, except that (a) the Portfolio may borrow from banks under certain circumstances where the fund's Manager reasonably believes that (i) the cost of borrowing and related expenses will be exceeded by the fund's return from investments of the proceeds of the borrowing in portfolio securities, or
(ii) the meeting of redemption requests might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1/3% of the value of the fund's total assets
(including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

7.		Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

8.		Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended,  in disposing of portfolio securities.

9.		Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

In addition, the following policies have also been adopted by the European Portfolio, the Emerging Markets Portfolio, the International Balanced Portfolio, the International Equity Portfolio and the Pacific Portfolio, but are not fundamental and accordingly may be changed by approval of the Board of Directors. The funds may not:

1.		Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.		Purchase interests in oil, gas and/or mineral exploration or development programs (including mineral leases), except for purchases of currencies and futures and options and other related contracts as described in the Prospectus from time to time and except for the purchase of marketable securities issued by companies that have such interests.

3.		Purchase securities of any other registered investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets; provided, however, that each of the funds may also purchase shares of other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act.

4.		Make investments in securities for the purpose of exercising control over or managing the issuer.

5.		Purchase securities of any issuer (including any predecessor)
which has been in operation for less than three years if immediately after such purchase more than 5% of the value of the total assets of the fund would be invested in such securities.

6.		Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

ADDITIONAL TAX INFORMATION tc "ADDITIONAL TAX INFORMATION"

The following is a summary of the material federal tax considerations affecting a fund of the Company. In addition to the considerations described below there may be other federal, state, local or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

General

Each fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for tax treatment as a separate regulated investment company so long as such qualification is in the best interest of its shareholders. In each taxable year that each fund qualifies, each fund will pay no federal income tax on its net investment income and net short-term and long-term capital gains that are distributed to shareholders in compliance with the Code's timing and other requirements.

To so qualify, a fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, Futures and forward contracts) derived from its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers controlled by the fund and engaged in the same, similar or related trades or businesses. The diversification requirements described above may limit the fund's ability to engage in hedging transactions by writing or buying options or by entering into Futures or forward contracts.

Foreign currency gains that are not directly related to a fund's principal business of investing in stock or securities, or options or forward contracts thereon, might be excluded by regulations from income that counts toward the 90% gross income requirement described above.

As a regulated investment company, each fund will not be subject to U.S. federal income tax on net investment income and net short-term and long-term capital gains distributed to shareholders if, as is intended, the fund distributes at least 90% of its net ordinary income and any excess of its net short-term capital gain over its net long-term capital loss to the fund's shareholders for each taxable year of the fund.

Each fund, however, will generally be subject to a nondeductible federal excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. Each fund intends to make timely distributions of its income (including any net capital gains) in compliance with these requirements. As a result, it is anticipated that each fund will not be subject to the excise tax.

For federal income tax purposes, dividends declared by each fund in October, November or December as of a record date in such month and which are actually paid in January of the following year will be treated as if they were paid on December 31. These dividends will be taxable to shareholders in the year declared, and not in the year in which shareholders actually receive the dividend.

Gains or losses that a fund recognizes upon the sale or other disposition of stock or securities will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the fund sells the stock or security short or acquires a put or writes a call thereon or it is otherwise subject to the straddle rules described below. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on stock or securities will generally be treated as gains and losses from the sale of stock or securities but may in some cases be subject to the mark-to-market rules described below. If an option written for a fund lapses or is terminated through a closing transaction the fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction and subject to possible recharacterization for certain listed nonequity options under the "60/40 rule" described below. If a fund sells stock or securities pursuant to the exercise of a call option written by it, the fund will add the premium received to the sale price of the stock or securities delivered in determining the amount of gain or loss on the sale.

Under the Code, gains or losses attributable to foreign currency forward contracts or certain foreign currency options or futures contracts, or to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the fund denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and Futures contracts entered into by a fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the fund on such contracts or options or on the underlying securities and therefore affect the fund's distributions.

Certain options, Futures and foreign currency contracts held by a fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Generally, sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and 40% will be treated as short-term capital gain or loss (the "60/40 rule"), regardless of how long the fund has held such options or contracts. Certain of these gains or losses that relate to some currency-related futures, options, or forwards will be recharacterized as ordinary income or loss. Constructive sale rules may also require the recognition of gains (but not losses) if a fund engages in short sales or certain other transactions.

If a fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the fund itself may be subject to U.S. federal income tax and an additional charge in the nature of interest on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is distributed by the fund to its shareholders in a manner that satisfies the requirements described above. If the fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements described above, the fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the fund.
The funds generally should be able to make an alternative election to mark these investments to market annually, resulting in the recognition of ordinary income (rather than capital gain) or ordinary loss, subject to limitations on the ability to use any such loss.

A fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark to market, constructive sale or other rules applicable to passive foreign investment companies or partnerships in which the fund invests or to certain options, futures, forward contracts, or "appreciated financial positions" or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund's investments in issuers in such country or (3) tax rules applicable to debt obligations acquired with "original issue discount," including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling portfolio securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Income (including, in some cases, capital gains) received by a fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the fund's assets to be invested in various countries is not known. Such foreign taxes would reduce the income of the fund distributed to shareholders.

If, at the end of a fund's taxable year, more than 50% of the value of that fund's total assets consist of stock or securities of foreign corporations, the fund may make an election pursuant to which qualified foreign income taxes paid by it will be treated as paid directly by its shareholders. A fund will make this election only if it deems the election to be in the best interests of shareholders, and will notify shareholders in writing each year if it makes the election and the amount of foreign taxes to be treated as paid by the shareholders. If a fund makes such an election, the amount of such qualified foreign taxes would be included in the income of shareholders, and a shareholder other than a foreign corporation or non-resident alien individual could claim either a credit, provided that certain holding period requirements are satisfied, or, provided the shareholder itemizes deductions, a deduction for U.S. federal income tax purposes for such foreign taxes. Tax-exempt shareholders generally will not be able to use any credit or deduction. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholders' U.S. tax (determined without regard to the availability of the credit) attributable to their total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the fund from its foreign source ordinary income will be treated as foreign source income. The fund's gains and losses from the sale of securities and from certain foreign currency gains and losses will generally be treated as derived from U.S. sources.

The limitation on the foreign tax credit is applied separately to foreign source ''passive income,'' such as the portion of dividends received from the fund that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the qualified foreign income taxes paid by a fund.

Prior to investing in shares of the fund, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

Distributions

If the net asset value of shares of a fund is reduced below a shareholder's cost as a result of distribution by the fund, such distribution will be taxable even though it represents a return of invested capital.

Dividends from net investment income and distributions of realized short-term capital gains, whether paid in cash or automatically invested in additional shares of the fund, are taxable to shareholders as ordinary income. The funds' dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions by the funds may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

The Company is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's federal income tax liability. Distributions to nonresident aliens and foreign entities may also be subject to other withholding taxes.

Redemption of Shares

Any gain or loss realized on the redemption or exchange of fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss, provided in each case that the transaction is properly treated as a sale rather than a dividend for tax purposes.

However, any loss realized by such a shareholder upon the redemption or exchange of fund shares held six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in fund shares.

In determining gain or loss, a shareholder who redeems or exchanges shares in a fund within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges due to any reinvestment right for investing in the same fund or a different fund, such as pursuant to the rights discussed in ''Exchange Privilege.''


IRA AND OTHER PROTOTYPE RETIREMENT PLANS tc "IRA AND OTHER PROTOTYPE RETIREMENT PLANS"

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Salomon Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


PERFORMANCE INFORMATION tc "PERFORMANCE INFORMATION"

From time to time the Company may advertise a fund's total return, average annual total return and yield in advertisements. The Company may also quote the funds' total that eliminates the sales charge or the initial investment. In addition, in other types of sales literature the Company may include a fund's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value.
The following chart reflects the financial performance of the funds through the period ended October 31, 1998 for the one, and five year periods and since inception:

Total Returns




5 Year


Since
Inception

Since

Name of Fund

Class

1 Year
Average
Annual
5 Year
Cumulative
Average
Annual
Inception
Cumulative







International Equity1






Inception: 11-22-91
A
(4.85)%
3.06%
16.26%
10.00%
159.26%
Inception: 11-7-94
B
(5.66)%
N/A
N/A
2.00%
8.20%
Inception: 1-4-93
L
(2.67)%
3.10%
16.47%
8.58%
61.49%
Inception: 6-16-94
Y
0.45%
N/A
N/A
4.29%
20.18%
Inception: 11-7-94
Z
0.45%
N/A
N/A
3.63%
15.25%







Global Government Bond






Inception: 7-22-91
A
3.19%
6.14%
34.69%
8.15%
76.90%
Inception: 11-18-94
B
3.09%
N/A
N/A
8.67%
38.93%
Inception: 1-4-93
L
5.66%
6.30
35.74%
8.05%
56.98%
Inception: 2-19-93
Y
8.50%
7.17%
41.36%
8.60%
59.99%







International Balanced






Inception: 8-25-94
A
7.24%
N/A
N/A
6.37%
29.51%
Inception: 11-7-94
B
6.96%
N/A
N/A
6.67%
29.33%
Inception: 8-25-94
L
9.82%
N/A
N/A
6.58%
30.55%







Pacific






Inception: 2-7-94
A
(16.08)%
N/A
N/A
(13.21)%
(48.86)%
Inception: 11-7-94
B
(16.43)%
N/A
N/A
(15.77)%
(49.53)%
Inception: 2-11-94
L
(22.62)%
N/A
N/A
(13.18)%
(48.69)%







European






Inception: 2-7-94
A
3.64%
N/A
N/A
10.86%
62.90%
Inception: 11-7-94
B
3.24%
N/A
N/A
13.01%
62.77%
Inception: 2-14-94
L
6.30%
N/A
N/A
11.15%
64.59%







Emerging Markets






Inception: 5-12-95
A
(46.38)%
N/A
N/A
(15.51)%
(44.34)%
Inception: 5-12-95
B
(46.70)%
N/A
N/A
(15.39)%
(44.06)%
Inception: 5-12-95
L
(45.12)%
N/A
N/A
(15.17)%
(43.56)%
1 The International Equity Portfolio's performance record includes the performance of the Fenimore International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the fund at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the fund. Prior to November 22, 1991 the fund had not made an offering of its shares.
*These numbers represent the financial performance for the ten-year period ended October 31, 1998.

The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) without assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The following chart reflects the financial performance of the funds through the period ended October 31, 1998 for the one, and five year periods and since inception:
Total Returns




5 Year


Since
Inception

Since

Name of Fund

Class

1 Year
Average
Annual
5 Year
Cumulative
Average
Annual
Inception
Cumulative







International Equity1






Inception: 11-22-91
A
0.15%
4.13%
22.40%
10.50%
255.72%
Inception: 11-7-94
B
(0.69)%
N/A
N/A
2.47%
10.20%
Inception: 1-4-93
L
(0.70)%
3.30%
17.63%
8.76%
63.06%
Inception: 6-16-94
Y
0.45%
N/A
N/A
4.29%
20.18%
Inception: 11-7-94
Z
0.45%
N/A
N/A
3.63%
15.25%







Global Government Bond






Inception: 7-22-91
A
8.08%
7.12%
41.05%
8.84%
85.30%
Inception: 11-18-94
B
7.46%
N/A
N/A
9.07%
40.93%
Inception: 1-4-93
L
7.67%
6.51%
37.10%
8.24%
58.57%
Inception: 2-19-93
Y
8.50%
7.17%
41.36%
8.60%
59.99%







International Balanced






Inception: 8-25-94
A
12.87%
N/A
N/A
7.68%
36.31%
Inception: 11-7-94
B
11.96%
N/A
N/A
7.08%
31.33%
Inception: 8-25-94
L
11.90%
N/A
N/A
6.83%
31.86%







Pacific






Inception: 2-7-94
A
(20.45)%
N/A
N/A
(12.27)%
(46.16)%
Inception: 11-7-94
B
(21.09)%
N/A
N/A
(15.34)%
(48.50)%
Inception: 2-11-94
L
(21.07)%
N/A
N/A
(12.99)%
(48.16)%







European






Inception: 2-7-94
A
9.10%
N/A
N/A
12.08%
71.50%
Inception: 11-7-94
B
8.24%
N/A
N/A
13.35%
64.77%
Inception: 2-14-94
L
8.38%
N/A
N/A
11.40%
66.31%







Emerging Markets






Inception: 5-12-95
A
(43.53)%
N/A
N/A
(14.26)%
(41.42)%
Inception: 5-12-95
B
 (43.90)%
N/A
N/A
(14.89)%
(42.92)%
Inception: 5-12-95
L
 (44.03)%
N/A
N/A
(14.93)%
(43.00)%


1 The International Equity Portfolio's performance record includes the performance of the Fenimore International Fund through November 22, 1991. The shareholders of the Fenimore International Fund approved a reorganization with the fund at their October 31, 1991 shareholder's meeting. As a result, all shares of the Fenimore International Fund were exchanged at the close of business on November 22, 1991 for shares of the fund. Prior to November 22, 1991 the fund had not made an offering of its shares.

*These numbers represent the financial performance for the ten-year period ended October 31, 1998.

Note that, (i) prior to June 12, 1998, Class L shares were called Class C shares; (ii) prior to November 7, 1994, Class C shares were called Class B shares; and (iii) prior to November 7, 1994, Class Y shares of Global Government Bond Portfolio were called Class C shares. Note further, that effective October 3, 1994, with respect to the International Equity, International Balanced, European and Pacific Portfolios, Class C shares of each such fund were reclassified as additional Class A shares.

The Global Government Bond Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and analyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the portfolio; income on short-term obligations is based on current payment rate. For the 30-day period ended October 31, 1998, the portfolio's Class A share, Class B share, Class L share and Class Y share yields were 4.36%, 5.15%, 4.70% and 4.80%, respectively.

The Company calculates current dividend return for each fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Company may include the fund's current dividend return in information furnished to present or prospective shareholders and in advertisements.

Each fund's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the fund's current dividend return to yields published for other investment companies and other investment vehicles. Current dividend return should also be considered relative to changes in the value of the fund's shares and to the risks associated with the fund's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.

Standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.

Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives. Since the performance of the fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

A fund may from time to time compare its investment results with the following:

(1) Various Salomon Smith Barney World Bond Indices and J.P. Morgan Global Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

(2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed-rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations), or other similar indices.

(3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

(4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(5) Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets.

(6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

(7) Standard & Poor's 500 Index ("S&P 500") which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

(8) Smith Barney Broad Investment Grade Bond Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

(9) Dow Jones Industrial Average which is a price-weighted average of 30 actively traded stocks of highly reputable companies prepared by Dow Jones & Co.

(10)  Financial News Composite Index.

(11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe,
Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

(12) Data and comparative performance rankings published or prepared by CDA Investment Technologies, Inc.

(13) Data and comparative performance rankings published or prepared by Wiesenberger Investment Company Service.

Indices prepared by the research departments of such financial organizations as Salomon Smith Barney, Inc., Merrill Lynch, Bear Stearns & Co., Inc., Morgan Stanley, and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and
Barron's may also be used.   Each fund may also include comparative performance
information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other financial publications.

DETERMINATION OF NET ASSET VALUE tc "DETERMINATION OF NET ASSET VALUE"

The net asset value per share of each fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed for the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the fund's net assets, and current market value of such options sold by the fund will be subtracted from the fund's net assets. Any other investments of the fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that fund.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


Global Gov't
 Bond Portfolio
Offering Price

Amount of
Investment

Sales Charge as % of
Offering Price

Sales Charge as %
of Amount
Invested

Sales Charge as a
%
Of Offering Price

Sales Charge as a %
of Amount Invested
Less than $25,000
4.50%
4.71%
5.00%
5.26%
$ 25,000 - 49,999
4.00
4.17
4.00
4.17
50,000 - 99,999
3.50
3.63
3.50
3.63
100,000 - 249,999
2.50
2.56
3.00
3.09
250,000 - 499,999
1.50
1.52
2.00
2.04
500,000 and over
-0-
-0-
*
*

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares (i) of the International Equity Portfolio, for which the minimum initial investment is $5,000,000 and
(ii) by
Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative").

In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.

Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). For International Equity Portfolio, investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the fund and agree to purchase a total of $5,000,000 of Class Y of the fund within 6 months of the date of the Letter. For all of the other funds, investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, or $5 million is not made within 6 months for the International Equity Portfolio, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or
(d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''



Deferred Sales Charge

Year Payment Was Made Since
Purchase
Global Government Bond
Portfolio
All other Funds



First
4.50%
5.00%
Second
4.00
4.00
Third
3.00
3.00
Fourth
2.00
2.00
Fifth
1.00
1.00
Sixth and thereafter
0.00
0.00


Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2;
 (e)
involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class L and Class O holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L and Class O shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE

Shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.

If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Additional Tax Information" above, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Dealer Representative or by submitting a written request for redemption to:

Smith Barney World Funds, Inc./[name of fund]
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Classes of a fund. Any applicable deferred sales charge will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the deferred sales charge at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the deferred sales charge.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant or your Dealer Representative or the transfer agent.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000 of any class or classes of shares of a fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day on which the NYSE is open.

Additional Information Regarding Telephone Redemption and Exchange Program. Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each fund except the Global Government Bond Portfolio and the International Balanced Portfolio declares and pays income dividends at least annually on its shares. The Global Government Bond Portfolio declares and pays income dividends monthly and the International Balanced Portfolio declares and pays income dividends quarterly. Each fund makes annual distributions of capital gains, if any, on its shares. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no initial or deferred sales charges.

Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Salomon Smith Barney Financial Consultant. Accounts held directly by the transfer agent should notify the transfer agent in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

The per share dividends on Class B and Class L shares of fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of a fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES tc "INVESTMENT MANAGEMENT AND OTHER SERVICES"

Manager

SSBC Fund Management Inc. (formerly, Mutual Management Corp.) (the ''Manager'') serves as each fund's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (''Holdings''). Holdings is a wholly owned subsidiary of Citigroup Inc. The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1999 the Manager had aggregate assets under management of in excess of $115 billion. The Manager, Salomon Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term ''Smith Barney'' in the title of the Company and the funds has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the Company stop using the term in any form or combination of its name.

The Manager manages the day-to-day operations of each fund pursuant to a management agreement entered into by the Company on behalf of the fund under which the Manager is responsible for furnishing or causing to be furnished to the fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the fund and furnishes the fund with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Company. By written agreement the Research and other departments and staff of Salomon Smith Barney furnish the Manager with information, advice and assistance and are available for consultation on the fund, thus Salomon Smith Barney may also be considered an investment adviser to the Company. Salomon Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Salomon Smith Barney of performing such services; there is no charge to the Company for such services. For the services provided by the Manager, the management agreement provides that each fund will pay the Manager an annual fee calculated as a percentage of the fund's average daily net assets, paid monthly.

The Management Agreement for the Global Government Bond fund provides for an annual fee calculated at the rate of 0.75% of the fund's average daily net assets, paid monthly; each of the Management Agreements for the International Equity Portfolio, the Pacific Portfolio, the European Portfolio and the International Balanced Portfolio provides for an annual fee calculated at the rate of 0.85% of the fund's average daily net assets, paid monthly; and the Management Agreement for the Emerging Markets Portfolio provides for an annual fee calculated at the rate of 1.00% of the fund's average daily net assets, paid monthly.

For the fiscal years 1996, 1997 and 1998 the management fees for each fund were as follows:

Fund
1996
1997
1998
International Equity
$10,047,384
$11,766,569
$11,110,120
Global Government Bond
1,150,340
1,123,627
1,055,789
European
314,805
390,268
530,065
Pacific
82,839
79,628
50,789
International Balanced
274,278
471,084
403,368
Emerging Markets
227,869
380,979
242,829


Each Management Agreement provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the fund are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Company) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings, filing fees and expenses relating to the registration and qualification of the Company's shares and the Company under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Company's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the Company's existence and extraordinary
expenses such as litigation and indemnification expenses.   Direct expenses are
charged to each fund; general corporate expenses are allocated on the basis of the relative net assets.

The Manager also acts as investment adviser to numerous other open-end investment companies. Salomon Smith Barney also advises profit-sharing and
pension accounts.   Salomon Smith Barney and its affiliates may in the future
act as investment advisers for other accounts.

Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts 02109-5408, serves as the Company's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the Company's Board of Directors, including a majority of the Independent Directors on July 13, 1998. Prior to the merger of Travelers Group Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

Salomon Smith Barney continues to sell the funds shares as part of the selling group.


Commissions on Class A Shares. For the 1996 and 1997 fiscal years, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, is as follows:

Class A

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97

Global Government Bond
$20,000
$11,000

International Equity
1,248,000
633,000

International Balanced
38,000
12,000

Emerging Markets
100,000
94,000

European
19,000
56,000

Pacific
13,000
9,000


For the period November 1, 1997 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
11/01/97 through
10/07/98*
10/08/98 through
10/31/98**

Global Government Bond
$15,000
$1,000

International Equity
467,000
51,000

International Balanced
4,000
0

Emerging Markets
15,000
0

European
213,000
29,000

Pacific
35,000
0


*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney: $900, $45,900, $0, $0, $26,100 and $0, respectively.
Commissions on Class L Shares. For the period June 12, 1998 through October 7, 1998 and for the period October 8, 1998 through October 31, 1998, the aggregate dollar amounts of commission on Class L shares are as follows:


Class L
(On June 12, 1998, Class C
shares were renamed Class L
Shares)*

Name of Fund
06/12/98 through
10/07/98*
10/08/98 through
10/31/98**
Global Government Bond
$0
$0
International Equity
25,000
1,000
International Balanced
0
0
Emerging Markets
0
0
European
61,000
1,000
Pacific
0
0

*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney: $0, $900, $0, $0, $900, and $0, respectively.


Deferred Sales Charges on Class A, B and L Shares For the 1996, 1997 and 1998 fiscal years, the following deferred sales charges were paid to Salomon Smith Barney on redemptions of the funds' shares:


Class A

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$0
$0
$0
International Equity
18,000
$2,000
5,000
International Balanced
0
0
0
Emerging Markets
1,000
0
0
European
0
0
7,000
Pacific
0
0
1,000


Class B

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$86,000
$41,000
$16,000
International Equity
390,000
608,000
568,000
International Balanced
21,000
17,000
14,000
Emerging Markets
31,000
61,000
72,000
European
33,000
36,000
259,000
Pacific
6,000
12,000
25,000


Class L
(On June 12, 1998, Class C shares were renamed Class L
Shares)

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$0
$0
$0
International Equity
22,000
15,000
11,000
International Balanced
0
0
0
Emerging Markets
22,758
0
1,000
European
0
1,000
8,000
Pacific
0
1,000
0


Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expenses it bears, each fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each fund pays Salomon Smith Barney a service, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. The service fee is primarily used to pay Salomon Smith Barney Financial Consultants for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses. For the Global Government Bond Portfolio the Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.45% of the value of the fund's average daily net assets attributable to the shares of the respective Class. For each of the other funds, the Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of such fund's average net assets attributable to the shares of the respective Class.

Payments under each Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the Plan and proceeds of the deferred sales charges.


For the 1996, 1997 and 1998 fiscal years, the following distribution and service fees were accrued and/or paid to Salomon Smith Barney:


Class A

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$285,589
$249,862
222,926
International Equity
1,284,971
1,282,917
1,108,230
International Balanced
41,971
34,906
24,416
Emerging Markets
23,462
37,470
23,548
European
25,498
32,501
53,687
Pacific
12,618
9,943
5,418

Class B

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$226,135
$169,569
$127,964
International Equity
1,811,343
2,375,547
2,106,818
International Balanced
44,612
56,286
41,008
Emerging Markets
111,672
189,861
117,539
European
252,229
302,094
350,335
Pacific
28,150
37,798
28,064


Class L
(On June 12, 1998, Class C shares were renamed Class L
Shares)

Name of Fund
Fiscal Year
Ended 10/31/96
Fiscal Year
Ended 10/31/97
Fiscal Year
Ended 10/31/98
Global Government Bond
$27,795
$25,078
$20,234
International Equity
2,370,218
2,261,441
1,771,900
International Balanced
46,666
42,281
31,758
Emerging Markets
22,758
41,594
29,080
European
16,760
27,521
58,524
Pacific
19,009
16,217
10,015

For the fiscal year ended October 31, 1998, Salomon Smith Barney incurred the following distribution expenses for the funds:






Fund Name





Advertisin
g



Printing
and Mailing
of
Prospectuse
s




Support
Services


Salomon
Smith Barney
Financial
Consultants




Interest
Expense





Total
Emerging
Markets

$18,193

$1,605

$132,640

$223,208

$8,186

$383,832
European
13,117
2,223
128,835
158,867
5,585
308,637
Global
Government

18,183

1,686

268,442

24,418

1,768

314,477
Internationa
l Balanced

4,524

637

48,859

34,929

3,818

92,767
Internationa
l Equity

209,103

30,743

1,219,038

2,154,441

166,907

3,780,232
Pacific
2,320
360
32,874
19,884
1,611
57,049


Salomon Smith Barney will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by Salomon Smith Barney are distribution expenses within the meaning of the Plans and may be paid from amounts received by Salomon Smith Barney from the Company under the Plans.

Brokerage and Portfolio Transactions

The Manager is responsible for allocating the Company's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Salomon Smith Barney. No fund will deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

The Company attempts to obtain the most favorable execution of each portfolio transaction in the International Equity Portfolio, the Pacific Portfolio, the European Portfolio, the International Balanced Portfolio and the Emerging Markets Portfolio, that is, the best combination of net price and prompt reliable execution. In the opinion of the Manager, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change.

In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Company takes into account the relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Company takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information. These various services may, however, be useful to the Manager or Salomon Smith Barney in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Company. For the fiscal year ended October 31, 1998, the funds did not direct brokerage transactions to brokers because of research services provided.


The Board of Directors of the Company has adopted certain policies and procedures incorporating the standard of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews. In all trades directed to Salomon Smith Barney, the Company has been assured that its orders will be accorded priority over those received from Salomon Smith Barney for its own accounts or for any of its directors, officers or employees. The Company will not deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

In placing orders for the Global Government Bond Portfolio's transactions, the Manager seeks to obtain the best net results. The Manager has no agreement or commitment to place orders with any broker-dealer. Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without stated commission, although the price of the security usually includes a profit to the dealer. United States and foreign government securities and money market instruments are generally traded in the OTC markets. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on Futures, currency and options transactions purchased on behalf of the fund. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets.

The Company effects transactions with a view towards attaining each fund's investment objective, and although it is not limited by a predetermined rate of portfolio turnover, it is expected that the annual turnover rate for each of the International Equity Portfolio, the Global Government Bond Portfolio, the European Portfolio, the Pacific Portfolio and the equity portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 100% in normal circumstances and that the annual turnover rate for the debt portion of each of the International Balanced Portfolio and the Emerging Markets Portfolio will not exceed 200% in normal circumstances. A high portfolio turnover results in correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads that a fund will bear directly, and may result in the realization of net capital gains, distributions of which are taxable to shareholders.

Shown below are the total brokerage fees paid by the Company on behalf of the International Equity Portfolio, European Portfolio, Pacific Portfolio, International Balanced Portfolio and the Emerging Markets Portfolio during 1996, 1997 and 1998. Also shown is the portion paid to Salomon Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1998, the total amount of commissionable transactions was $ 1,137,153,020 of which $ 85,140,292 (7.00%) was directed to Salomon Smith Barney and executed by unaffiliated brokers and $1,052,012,727 (93.00%) of which was directed to other brokers.
Commissions

Total
To Salomon Smith Barney
To Others
1996
$3,971,236
$31,857*
0.80%
$3,939,379
99.20%
1997
3,310,496
52,098*
1.57
3,258,398
98.43
1998
2,626,706
189,693
7.22%
2,437,013
92.78

* Directed to Salomon Smith Barney and executed by unaffiliated brokers.

CUSTODIAN tc "CUSTODIAN"

Portfolio securities and cash owned by the Company are held in the custody of The Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245.

INDEPENDENT AUDITORS tc "INDEPENDENT AUDITORS"

KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Company's independent auditors to examine and report on the financial statements and financial highlights of the Company for its fiscal year ending October 31, 1999.

VOTING tc "VOTING"

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. At such a meeting, a director may be removed after the holders of record of at least 75% of the outstanding shares of the Company have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. The Company will assist shareholders in calling such a meeting as required by the 1940 Act. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected fund or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected fund or class) are represented at the meeting in person or by proxy.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of February __, 2000.

INTERNATIONAL BALANCED PORTFOLIO CLASS L                   PERCENTAGE OF SHARES
1


PACIFIC PORTFOLIO CLASS A

    PERCENTAGE
OF SHARES
1


2


PACIFIC PORTFOLIO CLASS L

   PERCENTAGE OF
SHARES
1


GLOBAL GOVERNMENT BOND PORT CLASS A
  PERCENTAGE OF SHARES
1


2


GLOBAL GOVERNMENT BOND PORTFOLIO CLASS L                  PERCENTAGE OF SHARES
1


2


GLOBAL GOVERNMENT BOND PORTFOLIO CLASS Y                  PERCENTAGE OF SHARES
1


2




GLOBAL GOVERNMENT BOND PORTFOLIO CLASS Y                  PERCENTAGE OF SHARES
3


INTERNATIONAL EQUITY PORTFOLIO CLASS Y
  PERCENTAGE OF SHARES
1


2


3


4


INTERNATIONAL EQUITY PORTFOLIO CLASS Z
  PERCENTAGE OF SHARES
1


EMERGING MARKETS PORTFOLIO CLASS Y
      PERCENTAGE OF SHARES

OTHER INFORMATION ABOUT THE COMPANY

General. The Company, an open-end investment company, was incorporated in Maryland on March 22, 1991. The Company has an authorized capital of 1,000,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of six series of shares, each representing shares in one of six separate funds and may authorize the issuance of additional series of shares in the future. The assets of each fund are segregated and separately managed and a shareholder's interest is in the assets of the fund in which he or she holds shares. Class A, Class B, Class L, Class Y shares of a fund (and Class Z shares of International Equity Portfolio) represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular Class.

Shareholder Meetings. As described under ''Voting,'' the Company ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Company's outstanding shares for the purpose of voting to remove directors, and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

Minimum Account Size. The Company reserves the right to involuntarily liquidate any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500. (If a shareholder has more than one account in this fund, each account must satisfy the minimum account size.) The Company, however, will not redeem shares based solely on market reductions in net asset value. Before the Company exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Transfer Agent. The funds' transfer agent is First Data Investors' Services Group, Inc. located at Exchange Place, Boston, Massachusetts 02109.

Annual and Semi-Annual Reports. Management's discussion and analysis, and additional performance information regarding the funds during the fiscal year ended October 31, 1998 is included in the annual report dated October 31, 1998. A copy of the annual report may be obtained upon request and without charge from a Salomon Smith Barney Financial Consultant or by writing or calling the Company at the address or phone number listed on page one of this statement of additional information.

The Company sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Company at the end of the period covered. In an effort to reduce the Company's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Salomon Smith Barney Financial Consultant or the transfer agent.



FINANCIAL STATEMENTS tc "FINANCIAL STATEMENTS"

The following financial information is hereby incorporated by reference to the indicated pages of the Company's 1998 Annual Report to Shareholders( filed on December 30, 1998; Accession number 000009155-98-000736), copies of which are furnished with this Statement of Additional Information.



Page(s) in Annual Report (Global
Government Bond, International Balanced
and International Equity Portfolios)
Page(s) in Annual Report
(Emerging Markets, European and
Pacific Portfolios)
Average Annual Total Return
5,11 and16
5, 10 and 17
Line Graph Showing Growth of $10,000
Investment

6,17 and 13

6,11 and18
Statements of Assets and Liabilities
25 and 26
26
Statements of Operations
27
27
Statement of Changes in Net Assets
28 and 29
28 and 29
Notes to Financial Statements
30-38
30-38
Financial Highlights
39-50
39-48
Independent Auditor's Report
51
49


APPENDIX - RATINGS OF DEBT OBLIGATIONS tc "APPENDIX - RATINGS OF DEBT OBLIGATIONS" BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.





40


A-1



PART C
OTHER INFORMATION


ITEM 15. INDEMNIFICATION

Reference is made to Article IX of Registrant's Articles of Incorporation for a complete statement of its terms.

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940, as amended. Other assureds include SSB Citi Fund Management LLC (Registrant's Adviser) and affiliated investment companies.

ITEM 16. EXHIBITS

Unless otherwise noted, all references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on March 26, 1991 (File Nos. 33-39564 and 811-06290).

(1) (a)	Articles of Incorporation (1)

(1) (b)	Articles Supplementary to Articles of Incorporation for
		International Equity Portfolio (2)

(1) (c)	Articles of Amendment to the Articles of Incorporation
		for the Fund dated November 10, 1992 (3)

(1) (d)	Articles Supplementary to Articles of Incorporation for
		the Fund dated December 8, 1992 (3)

(1) (e)	Articles Supplementary to Articles of Incorporation for
		Pacific Portfolio and European Portfolio(10)

(1) (f)	Articles Supplementary to Articles of Incorporation for
		International Balanced Portfolio (11)

(1) (g)	Form of Articles Supplementary to Articles of
		Incorporation for Emerging Markets Portfolio(12)

(1) (h)	Articles of Amendment to the Articles of Incorporation
		for the Fund dated June 4, 1991(13)

(1) (i)	Articles Supplementary to Articles of Incorporation for
		the Fund dated July 13, 1994 (13)

(1) (j)	Articles of Amendment to Articles of Incorporation for
		the Fund dated November 3, 1994(13)

(1) (k)	Articles of Amendment to Articles of Incorporation for
		the Fund dated November 3, 1994(13)

(1) (l)	Articles Supplementary to Articles of Incorporation for
		the Fund dated November 3, 1994(13)

(1) (m)	Articles Supplementary to Articles of Incorporation for
		Emerging Markets Portfolio dated November 10, 1994(13)

(1) (n)	Articles of Amendment for the Fund dated June 4, 1998 (18)

(2) (a)	Bylaws (4)

(3) Not applicable.

(4) Form of Plan of Reorganization is filed herewith.

(5) Not applicable.

(6) (a) 	Form of Management Agreement for Global Government Bond
Portfolio (16)

(6) (b) 	Form of Management Agreement for International Equity
Portfolio (16)

(6) (c)	Form of Management Agreement for Pacific Portfolio (16)

(6) (d)	Form of Management Agreement for European Portfolio (16)

(6) (e) 	Form of Management Agreement for International Balanced
Portfolio (16)

(6) (f)	Form of Management Agreement for Emerging Markets Portfolio (16)

(6) (g)	Form of Subadvisory Agreements(16)


(7) (a)	Form of Distribution Agreement (16)

(7) (b)	Selling Group Agreement (18)

(7) (c)	Form of Distribution Agreement (17)

(8) Not applicable.

(9)		Form of Custodian Agreement (15)

(10) (a)	Form of Amended Plan of Distribution Pursuant to Rule 12b-
1 (18)

(10) (b)	Plan of Distribution Pursuant to Rule 12b-1for Global
Government Bond Portfolio (16)

(10) (c)	Plan of Distribution Pursuant to Rule 12b-1for
International Equity Portfolio (16)

(10) (d)	Plan of Distribution Pursuant to Rule 12b-1 for Pacific
Portfolio (16)

(10) (e)	Plan of Distribution Pursuant to Rule 12b-1 for European
Portfolio (16)

(10) (f)	Plan of Distribution Pursuant to Rule 12b-1 for
International Balanced Portfolio (16)

(10) (g)	Plan of Distribution Pursuant to Rule 12b-1 for Emerging
Markets Portfolio(16)

(10) (h)	Rule 18f-3 Plan (18)

(11)	Form of Opinion and Consent of Sullivan & Cromwell to be
filed by amendment.

(12) Form of Tax Opinion and Consent of Sullivan & Cromwell to be filed by amendment.

(13) (a)	Form of Transfer Agency Agreement (16)

(14) (a)	Consent of Independent Auditors to be filed by amendment.

(14) (b)	Form of Opinion and Consent of Venable, Baetjer and
Howard, LLP, as to matters of Maryland law to be filed by amendment.

(15) Not applicable.

(16) Not Applicable.

(17) (a)	Prospectus of the Registrant, dated February 28, 1999 (18)

(17) (b)	Annual Report to Shareholders of the Registrant, dated
October 31, 1999, is incorporated by reference to Form N-
30D, to be filed with the Commission by amendment.

(17) (c)	Semi-Annual Report to Shareholders of the Registrant,
dated April 30, 1999, is incorporated by reference to Form
N-30D, as filed on July 20, 1999, with the Commission.

(17) (d)	Form of Proxy is filed herewith.

Footnotes:

	(1) Incorporated by reference to to the Fund's Registration Statement on Form N-1A filed on March 26, 1991.

	(2) Incorporated by reference to Post-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on September 24, 1991.

	(3) Incorporated by reference to Post-Effective Amendment
	No. 6 to the Fund's Registration Statement on Form N-1A filed on December 21, 1992.

	(4) Incorporated by reference to Pre-Effective Amendment
	No. 1 to the Fund's Registration Statement on Form N-1A filed on May 27, 1991.

	(5) Intentionally left blank.

	(6) Incorporated by reference to Pre-Effective Amendment
	No. 2 to the Fund's Registration Statement on Form N-1A filed on June 14, 1991.

	(7) Intentionally left blank.

	(8) Incorporated by reference to Post-Effective Amendment
	No. 3 to the Fund's Registration Statement on Form N-1A filed on January 17, 1992.

	(9) Incorporated by reference to Post-Effective Amendment
	No. 8 to the Fund's Registration Statement on Form N-1A filed on November 5, 1993.

	(10) Incorporated by reference to Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A filed on January 4, 1994.

	(11) Incorporated by reference to Post-Effective Amendment
	No. 12 to the Fund's Registration Statement on Form N-1A filed on July 27, 1994.

	(12) Incorporated by reference to Post-Effective Amendment
	No. 14 to the Fund's Registration Statement on Form N-1A filed on October 31, 1994.

	(13) Incorporated by reference to Post-Effective Amendment
	No. 15 to the Fund's Registration Statement on Form N-1A filed on February 28, 1995.

	(14) Incorporated by reference to Post-Effective Amendment
	No. 17 to the Fund's Registration Statement on Form N-1A filed on February 28, 1996.

	(15) Incorporated by reference to Post-Effective Amendment
	No. 18 to the Fund's Registration Statement on Form N-1A filed on December 27, 1996.

	(16) Incorporated by reference to Post-Effective Amendment
	No. 19 to the Fund's Registration Statement on Form N-1A filed on February 21, 1997.

	(17) Incorporated by reference to Post-Effective Amendment
	No. 22 to the Fund's Registration Statement on Form N-1A filed on December 29, 1998.

	(18) Incorporated by reference to Post-Effective Amendment
	No. 23 to the Fund's Registration Statement on Form N-1A filed On February 25, 1999.

ITEM 17.  UNDERTAKINGS

(1)The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bonafide offering of them.




SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 17th day of December, 1999.

SMITH BARNEY WORLD FUNDS, INC. -
INTERNATIONAL PORTFOLIO

					By: /s/Heath B. McLendon
						Heath B. McLendon
						Chief Executive Officer


	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title
	Date

/s/Heath B. McLendon		Chairman of the Board,	12/17/99
Heath B. McLendon		Chief Executive Officer,
					and President

/s/Lewis E. Daidone		Senior Vice President 	12/17/99
Lewis E. Daidone			and Treasurer

*/s/Victor K. Atkins
Victor K. Atkins			Director
	12/17/99

*/s/Abraham E. Cohen
Abraham E. Cohen			Director
	12/17/99

*/s/Robert A. Frankel
Robert A. Frankel		Director
	12/17/99

*/s/Michael Gellert
Michael Gellert 			Director
	12/17/99

*/s/Rainer Greeven
Rainer Greeven			Director
	12/17/99

*/s/Susan M. Heilbron
Susan M. Heilbron		Director
	12/17/99

*/s/Maurits E. Edersheim
Maurits E. Edersheim		Advisory Director		12/17/99


* By: /s/ Heath B. McLendon
Heath B. McLendon

Pursuant to a Power of Attorney


EXHIBIT INDEX

(4)  	Form of Plan of Reorganization.

(17)(d)	Form of Proxy.

Cover